UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Global Growth Fund

Class AAA - GICPX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$103	0.90%

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	9,879	9,816	10,176
12/16	9,998	10,648	10,472
12/17	12,899	13,270	13,359
12/18	12,538	12,085	12,646
12/19	16,390	15,384	16,422
12/20	22,198	17,972	20,895
12/21	26,881	21,394	24,042
12/22	16,814	17,551	17,452
12/23	22,610	21,555	22,079
12/24	29,328	25,439	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	29.71%	12.34%	11.36%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$190,324,373
  Number of Portfolio Holdings47
  Portfolio Turnover Rate26%
  Management Fees$923,769

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.4%
Communication Services	19.1%
Financials	13.2%
Information Technology - Software and Services	12.2%
Consumer Discretionary	12.2%
Health Care	11.8%
Industrials	8.0%
Consumer Staples	2.4%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GICPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GICPX-24-ATSR

The Gabelli Global Growth Fund

Class C - GGGCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$103	0.90%

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,806	9,708	9,816	10,176
12/16	9,848	9,653	10,648	10,472
12/17	12,610	12,263	13,270	13,359
12/18	12,168	11,716	12,085	12,646
12/19	15,797	15,092	15,384	16,422
12/20	21,390	20,286	17,972	20,895
12/21	25,900	24,359	21,394	24,042
12/22	16,200	15,085	17,551	17,452
12/23	21,783	20,133	21,555	22,079
12/24	28,257	25,915	25,439	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	29.72%	12.34%	10.95%
The Gabelli Global Growth Fund - Class C (includes sales charge)	28.72%	12.34%	10.95%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$190,324,373
  Number of Portfolio Holdings47
  Portfolio Turnover Rate26%
  Management Fees$923,769

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.4%
Communication Services	19.1%
Financials	13.2%
Information Technology - Software and Services	12.2%
Consumer Discretionary	12.2%
Health Care	11.8%
Industrials	8.0%
Consumer Staples	2.4%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2024

Class C - GGGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGCX-24-ATSR

The Gabelli Global Growth Fund

Class I - GGGIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$103	0.90%

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	9,947	9,816	10,176
12/16	10,141	10,648	10,472
12/17	13,167	13,270	13,359
12/18	12,855	12,085	12,646
12/19	16,844	15,384	16,422
12/20	22,805	17,972	20,895
12/21	27,617	21,394	24,042
12/22	17,280	17,551	17,452
12/23	23,238	21,555	22,079
12/24	30,142	25,439	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	29.71%	12.34%	11.66%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$190,324,373
  Number of Portfolio Holdings47
  Portfolio Turnover Rate26%
  Management Fees$923,769

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.4%
Communication Services	19.1%
Financials	13.2%
Information Technology - Software and Services	12.2%
Consumer Discretionary	12.2%
Health Care	11.8%
Industrials	8.0%
Consumer Staples	2.4%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2024

Class I - GGGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGIX-24-ATSR

The Gabelli Global Growth Fund

Class A - GGGAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$103	0.90%

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,877	9,309	9,816	10,176
12/16	10,000	8,884	10,648	10,472
12/17	12,899	10,799	13,270	13,359
12/18	12,537	9,893	12,085	12,646
12/19	16,391	12,190	15,384	16,422
12/20	22,191	15,554	17,972	20,895
12/21	26,871	17,752	21,394	24,042
12/22	16,805	10,463	17,551	17,452
12/23	22,603	13,263	21,555	22,079
12/24	29,318	16,214	25,439	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	29.71%	12.33%	11.36%
The Gabelli Global Growth Fund - Class A (includes sales charge)	22.25%	11.01%	10.70%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$190,324,373
  Number of Portfolio Holdings47
  Portfolio Turnover Rate26%
  Management Fees$923,769

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.4%
Communication Services	19.1%
Financials	13.2%
Information Technology - Software and Services	12.2%
Consumer Discretionary	12.2%
Health Care	11.8%
Industrials	8.0%
Consumer Staples	2.4%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2024

Class A - GGGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGAX-24-ATSR

The Gabelli Global Content & Connectivity Fund

Class AAA - GABTX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$100	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000
12/15	9,752	9,816	9,860
12/16	10,010	10,648	10,437
12/17	11,350	13,270	11,335
12/18	10,000	12,085	10,191
12/19	11,562	15,384	12,750
12/20	13,461	17,972	15,823
12/21	14,157	21,394	17,535
12/22	10,105	17,551	11,340
12/23	12,418	21,555	15,664
12/24	15,221	25,439	20,669

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	22.57%	5.65%	4.29%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

Fund Statistics

  Total Net Assets$65,443,369
  Number of Portfolio Holdings48
  Portfolio Turnover Rate11%
  Management Fees$137,060

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.0%
Consumer Discretionary	9.5%
Information Technology	6.0%
Financials	5.9%
Real Estate	3.8%
Other Assets and Liabilities (Net)	(1.2)%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABTX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABTX-24-ATSR

The Gabelli Global Content & Connectivity Fund

Class C - GTCCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$101	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000	10,000
12/15	9,682	9,585	9,816	9,860
12/16	9,863	17,924	10,648	10,437
12/17	11,099	19,991	13,270	11,335
12/18	9,705	17,306	12,085	10,191
12/19	11,142	19,696	15,384	12,750
12/20	12,974	22,737	17,972	15,823
12/21	13,645	23,685	21,394	17,535
12/22	7,771	13,247	17,551	11,340
12/23	11,999	20,324	21,555	15,664
12/24	14,876	24,992	25,439	20,669

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	22.57%	5.54%	3.85%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	21.57%	5.54%	3.85%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

Fund Statistics

  Total Net Assets$65,443,369
  Number of Portfolio Holdings48
  Portfolio Turnover Rate11%
  Management Fees$137,060

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.0%
Consumer Discretionary	9.5%
Information Technology	6.0%
Financials	5.9%
Real Estate	3.8%
Other Assets and Liabilities (Net)	(1.2)%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2024

Class C - GTCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCCX-24-ATSR

The Gabelli Global Content & Connectivity Fund

Class I - GTTIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$100	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000
12/15	9,778	9,816	9,860
12/16	10,066	10,648	10,437
12/17	11,496	13,270	11,335
12/18	10,200	12,085	10,191
12/19	11,875	15,384	12,750
12/20	13,825	17,972	15,823
12/21	14,541	21,394	17,535
12/22	10,380	17,551	11,340
12/23	12,756	21,555	15,664
12/24	15,637	25,439	20,669

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	22.58%	5.66%	4.57%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

Fund Statistics

  Total Net Assets$65,443,369
  Number of Portfolio Holdings48
  Portfolio Turnover Rate11%
  Management Fees$137,060

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.0%
Consumer Discretionary	9.5%
Information Technology	6.0%
Financials	5.9%
Real Estate	3.8%
Other Assets and Liabilities (Net)	(1.2)%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2024

Class I - GTTIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTTIX-24-ATSR

The Gabelli Global Content & Connectivity Fund

Class A - GTCAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$100	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000	10,000
12/15	9,754	9,194	9,816	9,860
12/16	9,999	8,883	10,648	10,437
12/17	11,338	9,494	13,270	11,335
12/18	9,984	7,880	12,085	10,191
12/19	11,545	8,588	15,384	12,750
12/20	13,442	9,424	17,972	15,823
12/21	14,136	9,342	21,394	17,535
12/22	10,090	6,285	17,551	11,340
12/23	12,403	7,281	21,555	15,664
12/24	15,200	8,410	25,439	20,669

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	22.55%	5.66%	4.28%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	15.51%	4.41%	3.66%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

Fund Statistics

  Total Net Assets$65,443,369
  Number of Portfolio Holdings48
  Portfolio Turnover Rate11%
  Management Fees$137,060

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.0%
Consumer Discretionary	9.5%
Information Technology	6.0%
Financials	5.9%
Real Estate	3.8%
Other Assets and Liabilities (Net)	(1.2)%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2024

Class A - GTCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCAX-24-ATSR

The Gabelli Global Mini Mites Fund

Class A - GMNAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$95	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,628	8,132	8,899	8,157	8,620
12/19	9,618	8,543	11,170	9,844	10,873
12/20	11,133	9,330	13,400	12,120	12,635
12/21	13,291	10,498	15,385	14,080	14,553
12/22	11,142	8,295	12,241	10,938	11,888
12/23	15,479	10,861	14,313	11,718	13,778
12/24	17,164	11,040	15,965	12,436	14,969

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	10.98%	12.30%	9.04%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	4.60%	10.98%	8.01%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

Fund Statistics

  Total Net Assets$12,664,636
  Number of Portfolio Holdings143
  Portfolio Turnover Rate26%
  Management Fees$(54,045)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	19.8%
U.S. Government Obligations	14.6%
Health Care	6.7%
Consumer Products	6.4%
Equipment and Supplies	6.0%
Entertainment	4.9%
Machinery	4.6%
Aerospace and Defense	3.8%
Other Industry sectors	32.0%
Other Assets and Liabilities (Net)	1.2%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2024

Class A - GMNAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNAX-24-ATSR

The Gabelli Global Mini Mites Fund

Class C - GMNCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$95	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,612	8,538	8,899	8,157	8,620
12/19	9,545	9,377	11,170	9,844	10,873
12/20	11,054	10,766	13,400	12,120	12,635
12/21	13,191	12,741	15,385	14,080	14,553
12/22	11,048	10,564	12,241	10,938	11,888
12/23	15,363	14,585	14,313	11,718	13,778
12/24	17,035	15,242	15,965	12,436	14,969

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	10.89%	12.29%	8.90%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	9.89%	12.29%	8.90%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

Fund Statistics

  Total Net Assets$12,664,636
  Number of Portfolio Holdings143
  Portfolio Turnover Rate26%
  Management Fees$(54,045)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	19.8%
U.S. Government Obligations	14.6%
Health Care	6.7%
Consumer Products	6.4%
Equipment and Supplies	6.0%
Entertainment	4.9%
Machinery	4.6%
Aerospace and Defense	3.8%
Other Industry sectors	32.0%
Other Assets and Liabilities (Net)	1.2%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2024

Class C - GMNCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNCX-24-ATSR

The Gabelli Global Mini Mites Fund

Class I - GGMMX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$95	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,624	8,899	8,157	8,620
12/19	9,645	11,170	9,844	10,873
12/20	11,176	13,400	12,120	12,635
12/21	13,327	15,385	14,080	14,553
12/22	11,172	12,241	10,938	11,888
12/23	15,535	14,313	11,718	13,778
12/24	17,225	15,965	12,436	14,969

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	10.88%	12.30%	9.09%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

Fund Statistics

  Total Net Assets$12,664,636
  Number of Portfolio Holdings143
  Portfolio Turnover Rate26%
  Management Fees$(54,045)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	19.8%
U.S. Government Obligations	14.6%
Health Care	6.7%
Consumer Products	6.4%
Equipment and Supplies	6.0%
Entertainment	4.9%
Machinery	4.6%
Aerospace and Defense	3.8%
Other Industry sectors	32.0%
Other Assets and Liabilities (Net)	1.2%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2024

Class I - GGMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGMMX-24-ATSR

The Gabelli Global Mini Mites Fund

Class AAA - GAMNX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$95	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,629	8,899	8,157	8,620
12/19	9,620	11,170	9,844	10,873
12/20	11,147	13,400	12,120	12,635
12/21	13,293	15,385	14,080	14,553
12/22	11,144	12,241	10,938	11,888
12/23	15,495	14,313	11,718	13,778
12/24	17,181	15,965	12,436	14,969

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	10.88%	12.30%	9.05%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

Fund Statistics

  Total Net Assets$12,664,636
  Number of Portfolio Holdings143
  Portfolio Turnover Rate26%
  Management Fees$(54,045)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	19.8%
U.S. Government Obligations	14.6%
Health Care	6.7%
Consumer Products	6.4%
Equipment and Supplies	6.0%
Entertainment	4.9%
Machinery	4.6%
Aerospace and Defense	3.8%
Other Industry sectors	32.0%
Other Assets and Liabilities (Net)	1.2%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GAMNX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAMNX-24-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class AAA - GAGCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$91	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	10,059	9,968	10,176
12/16	10,603	10,780	10,472
12/17	12,820	13,267	13,359
12/18	11,023	12,179	12,646
12/19	12,608	15,638	16,422
12/20	14,081	18,219	20,895
12/21	17,083	22,291	24,042
12/22	14,413	18,339	17,452
12/23	15,842	22,817	22,079
12/24	16,170	27,195	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	2.07%	5.10%	4.92%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$64,704,417
  Number of Portfolio Holdings183
  Portfolio Turnover Rate7%
  Management Fees$305,937

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	12.8%
Financial Services	11.7%
Food and Beverage	11.3%
Electronics	7.2%
Diversified Industrial	6.2%
Energy and Utilities	5.9%
Telecommunications	5.4%
Consumer Products	3.9%
Other Industry sectors	35.6%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GAGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGCX-24-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class C - GACCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$91	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,963	9,863	9,968	10,176
12/16	10,422	10,219	10,780	10,472
12/17	12,505	12,519	13,267	13,359
12/18	10,673	10,273	12,179	12,646
12/19	12,125	11,568	15,638	16,422
12/20	13,538	12,800	18,219	20,895
12/21	16,424	15,401	22,291	24,042
12/22	13,864	12,869	18,339	17,452
12/23	15,235	14,013	22,817	22,079
12/24	15,549	14,162	27,195	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	2.06%	5.10%	4.51%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	1.06%	5.10%	4.51%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$64,704,417
  Number of Portfolio Holdings183
  Portfolio Turnover Rate7%
  Management Fees$305,937

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	12.8%
Financial Services	11.7%
Food and Beverage	11.3%
Electronics	7.2%
Diversified Industrial	6.2%
Energy and Utilities	5.9%
Telecommunications	5.4%
Consumer Products	3.9%
Other Industry sectors	35.6%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2024

Class C - GACCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACCX-24-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class I - GAGIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$91	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	10,060	9,968	10,176
12/16	10,639	10,780	10,472
12/17	12,946	13,267	13,359
12/18	11,206	12,179	12,646
12/19	12,899	15,638	16,422
12/20	14,405	18,219	20,895
12/21	17,479	22,291	24,042
12/22	14,750	18,339	17,452
12/23	16,212	22,817	22,079
12/24	16,541	27,195	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	2.03%	5.10%	5.16%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$64,704,417
  Number of Portfolio Holdings183
  Portfolio Turnover Rate7%
  Management Fees$305,937

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	12.8%
Financial Services	11.7%
Food and Beverage	11.3%
Electronics	7.2%
Diversified Industrial	6.2%
Energy and Utilities	5.9%
Telecommunications	5.4%
Consumer Products	3.9%
Other Industry sectors	35.6%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2024

Class I - GAGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGIX-24-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class A - GAGAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$91	0.90%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	10,041	9,463	9,968	10,176
12/16	10,581	9,399	10,780	10,472
12/17	12,796	10,713	13,267	13,359
12/18	11,003	8,681	12,179	12,646
12/19	12,582	9,356	15,638	16,422
12/20	14,053	9,849	18,219	20,895
12/21	17,048	11,260	22,291	24,042
12/22	14,385	8,955	18,339	17,452
12/23	15,809	9,276	22,817	22,079
12/24	16,135	8,923	27,195	25,951

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	2.06%	5.10%	4.90%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	(3.81)%	3.86%	4.28%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

Fund Statistics

  Total Net Assets$64,704,417
  Number of Portfolio Holdings183
  Portfolio Turnover Rate7%
  Management Fees$305,937

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	12.8%
Financial Services	11.7%
Food and Beverage	11.3%
Electronics	7.2%
Diversified Industrial	6.2%
Energy and Utilities	5.9%
Telecommunications	5.4%
Consumer Products	3.9%
Other Industry sectors	35.6%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2024

Class A - GAGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGAX-24-ATSR

The Gabelli International Small Cap Fund

Class AAA - GABOX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$89	0.92%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000
12/15	10,019	9,961	11,423
12/16	10,131	10,111	11,288
12/17	12,977	12,702	15,378
12/18	10,269	11,005	12,701
12/19	12,932	13,499	16,259
12/20	15,410	14,616	19,965
12/21	16,051	16,338	21,682
12/22	11,958	14,049	15,743
12/23	12,714	16,697	17,524
12/24	11,946	17,424	17,748

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	(6.04)%	(1.57)%	1.79%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

Fund Statistics

  Total Net Assets$5,208,987
  Number of Portfolio Holdings51
  Portfolio Turnover Rate4%
  Management Fees$(135,783)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Consumer Staples	16.2%
Health Care	16.1%
Consumer Discretionary	15.9%
Industrials	14.0%
Information Technology	10.0%
Financials	5.1%
U.S. Government Obligations	3.3%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.7)%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABOX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABOX-24-ATSR

The Gabelli International Small Cap Fund

Class C - GGLCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$89	0.92%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000	10,000
12/15	9,940	9,840	9,961	11,423
12/16	10,024	9,825	10,111	11,288
12/17	12,710	12,359	12,702	15,378
12/18	9,872	9,503	11,005	12,701
12/19	12,242	11,690	13,499	16,259
12/20	14,591	13,816	14,616	19,965
12/21	15,204	14,258	16,338	21,682
12/22	11,320	10,510	14,049	15,743
12/23	12,043	11,076	16,697	17,524
12/24	11,307	10,295	17,424	17,748

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	(6.11)%	(1.58)%	1.24%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	(7.05)%	(1.58)%	1.24%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

Fund Statistics

  Total Net Assets$5,208,987
  Number of Portfolio Holdings51
  Portfolio Turnover Rate4%
  Management Fees$(135,783)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Consumer Staples	16.2%
Health Care	16.1%
Consumer Discretionary	15.9%
Industrials	14.0%
Information Technology	10.0%
Financials	5.1%
U.S. Government Obligations	3.3%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.7)%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2024

Class C - GGLCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGLCX-24-ATSR

The Gabelli International Small Cap Fund

Class I - GLOIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$89	0.92%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000
12/15	10,120	9,961	11,423
12/16	10,269	10,111	11,288
12/17	13,249	12,702	15,378
12/18	10,480	11,005	12,701
12/19	13,209	13,499	16,259
12/20	15,733	14,616	19,965
12/21	16,391	16,338	21,682
12/22	12,199	14,049	15,743
12/23	12,981	16,697	17,524
12/24	12,188	17,424	17,748

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	(6.11)%	(1.60)%	2.00%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

Fund Statistics

  Total Net Assets$5,208,987
  Number of Portfolio Holdings51
  Portfolio Turnover Rate4%
  Management Fees$(135,783)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Consumer Staples	16.2%
Health Care	16.1%
Consumer Discretionary	15.9%
Industrials	14.0%
Information Technology	10.0%
Financials	5.1%
U.S. Government Obligations	3.3%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.7)%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2024

Class I - GLOIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLOIX-24-ATSR

The Gabelli International Small Cap Fund

Class A - GOCAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$89	0.92%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000	10,000
12/15	10,011	9,435	9,961	11,423
12/16	10,124	8,992	10,111	11,288
12/17	12,933	10,826	12,702	15,378
12/18	10,126	7,990	11,005	12,701
12/19	12,644	9,402	13,499	16,259
12/20	15,062	10,557	14,616	19,965
12/21	15,701	10,371	16,338	21,682
12/22	11,689	7,277	14,049	15,743
12/23	12,430	7,293	16,697	17,524
12/24	11,678	6,458	17,424	17,748

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	(6.05)%	(1.58)%	1.56%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	(11.45)%	(2.74)%	0.96%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

Fund Statistics

  Total Net Assets$5,208,987
  Number of Portfolio Holdings51
  Portfolio Turnover Rate4%
  Management Fees$(135,783)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Consumer Staples	16.2%
Health Care	16.1%
Consumer Discretionary	15.9%
Industrials	14.0%
Information Technology	10.0%
Financials	5.1%
U.S. Government Obligations	3.3%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.7)%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2024

Class A - GOCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOCAX-24-ATSR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $140,200 for 2023 and $144,600 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,760 for 2023 and $20,520 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $4,892 for 2023 and $4,786 for 2024. This relates to fees for PFIC Analyzer services.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $41,402 for 2023 and $59,170 for 2024.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Global Content & Connectivity Fund Annual Report — December 31, 2024
Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School University of Pennsylvania

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 22.4% compared with a total return of 32.0% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Global Content & Connectivity Fund

Communication Services	76.0%
Consumer Discretionary	9.5%
Information Technology	6.0%
Financials	5.9%
Real Estate	3.8%
Other Assets and Liabilities (Net)	(1.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS — 101.0%
	COMMUNICATION SERVICES — 76.0%
	Telecommunication Services — 51.4%
	Wireless Telecommunication Services — 32.2%
	Wireless Telecommunication Services — 32.2%
35,000	America Movil SAB de CV, ADR	$117,404	$500,850
50,000	Anterix Inc.†	1,829,381	1,533,500
10,000	KDDI Corp.	50,648	320,443
80,000	Millicom International Cellular SA, SDR	1,268,262	1,960,981
110,000	MTN Group Ltd.	446,156	536,207
65,000	Rogers Communications Inc., Cl. B	2,063,042	1,997,450
74,000	SoftBank Group Corp.	3,033,552	4,319,743
20,000	Sunrise Communications AG, Cl. A, ADR†	697,757	861,600
27,000	T-Mobile US Inc.	438,732	5,959,710
40,000	United States Cellular Corp.†	1,055,188	2,508,800
65,000	Vodafone Group plc, ADR	577,942	551,850
		11,578,064	21,051,134
	Diversified Telecommunication Services — 19.2%
	Integrated Telecommunication Services — 18.4%
50,000	AT&T Inc.	876,092	1,138,500
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	139,586
110,000	Deutsche Telekom AG	2,198,864	3,291,828
65,000	Frontier Communications Parent Inc.†	1,279,742	2,255,500
65,000	Liberty Global Ltd., Cl. C†	447,858	854,100
32,000	Telenor ASA	446,392	356,730
75,000	Telephone and Data Systems Inc.	824,142	2,558,250
43,000	TELUS Corp.	289,917	583,080
20,000	Verizon Communications Inc.	590,235	799,800
		7,452,312	11,977,374
	Alternative Carriers — 0.8%
32,000	Telesat Corp.†	415,380	526,080

	Media & Entertainment — 24.6%
	Interactive Media & Services — 16.4%
	Interactive Media & Services — 16.4%
27,000	Alphabet Inc., Cl. C	1,314,743	5,141,880
9,500	Meta Platforms Inc., Cl. A	1,353,958	5,562,345
		2,668,701	10,704,225
			Market
Shares		Cost	Value
	Entertainment — 5.5%
	Movies & Entertainment — 5.5%
13,000	Atlanta Braves Holdings Inc., Cl. C†	$223,677	$497,380
240,000	Bollore SE	1,401,007	1,476,708
60,000	Manchester United plc, Cl. A†	912,826	1,041,000
5,000	The Walt Disney Co.	360,428	556,750
		2,897,938	3,571,838
	Media — 2.7%
	Cable & Satellite — 2.7%
35,000	Comcast Corp., Cl. A	822,876	1,313,550
100,000	Grupo Televisa SAB, ADR	176,022	168,000
65,000	WideOpenWest Inc.†	228,929	322,400
		1,227,827	1,803,950
	TOTAL COMMUNICATION SERVICES	26,240,222	49,634,601

	CONSUMER DISCRETIONARY — 9.5%
	Retailing — 8.1%
	Internet & Direct Marketing Retail — 8.1%
	Internet & Direct Marketing Retail — 8.1%
4,500	Amazon.com Inc.†	519,252	987,255
80,000	Prosus NV	2,239,373	3,177,988
35,000	Zalando SE†	787,574	1,174,291
		3,546,199	5,339,534
	Consumer Durables & Apparel — 1.4%
	Household Durables — 1.4%
	Consumer Electronics — 1.4%
42,500	Sony Group Corp., ADR	565,833	899,300

	TOTAL CONSUMER DISCRETIONARY	4,112,032	6,238,834

	FINANCIALS — 5.9%
	Financial Services — 5.9%
	Financial Services — 5.9%
	Transaction & Payment Processing Services — 3.2%
2,000	Mastercard Inc., Cl. A	292,729	1,053,140
12,000	PayPal Holdings Inc.†	761,559	1,024,200
		1,054,288	2,077,340
	Multi-Sector Holdings — 2.7%
140,000	Kinnevik AB, Cl. B	1,286,878	933,093
500,000	VNV Global AB†	996,322	829,729
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	6,000
		2,284,632	1,768,822

See accompanying notes to financial statements.

3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Banks — 0.0%
	Banks — 0.0%
	Diversified Banks — 0.0%
58	Nedbank Group Ltd.	$622	$866

	Insurance — 0.0%
	Insurance — 0.0%
	Life & Health Insurance — 0.0%
4,460	Old Mutual Ltd.(a)	12,501	5

	TOTAL FINANCIALS	3,352,043	3,847,033

	INFORMATION TECHNOLOGY — 5.8%
	Software & Services — 3.9%
	Software — 3.9%
	Systems Software — 3.9%
6,000	Microsoft Corp.	743,640	2,529,000

	Technology Hardware & Equipment — 1.9%
	Technology Hardware, Storage & Peripherals — 1.9%
	Technology Hardware, Storage & Peripherals — 1.9%
5,000	Apple Inc.	197,989	1,252,100

	TOTAL INFORMATION TECHNOLOGY	941,629	3,781,100

	REAL ESTATE — 3.8%
	Real Estate — 3.8%
	Equity Real Estate Investment Trusts — 3.8%
	Specialized REITs — 3.8%
4,000	American Tower Corp., REIT	728,473	733,640
4,500	Crown Castle Inc., REIT	407,247	408,420
1,400	Equinix Inc., REIT	109,097	1,320,046
		1,244,817	2,462,106
	TOTAL REAL ESTATE	1,244,817	2,462,106

	TOTAL COMMON STOCKS	35,890,743	65,963,674
			Market
Shares		Cost	Value
	CLOSED-END FUNDS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Retailing — 0.0%
	Internet & Direct Marketing Retail — 0.0%
	Internet & Direct Marketing Retail — 0.0%
5,800	Altaba Inc., Escrow†	$0	$8,265

	PREFERRED STOCKS — 0.2%
	INFORMATION TECHNOLOGY — 0.2%
	Technology - Hardware and Equipment — 0.2%
	Technology Hardware, Storage & Peripherals — 0.2%
	Technology Hardware, Storage & Peripherals — 0.2%
3,000	Samsung Electronics Co. Ltd., 10.630%	103,426	90,072

	TOTAL INVESTMENTS — 101.2%	$35,994,169	66,062,011

	Other Assets and Liabilities (Net) — (1.2)%		(758,228)

	NET ASSETS — 100.0%		$65,303,783

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	64.4%	$42,571,041
Europe	25.0	16,509,898
Japan	8.4	5,539,486
Latin America	1.2	814,436
South Africa	0.8	537,078
Asia/Pacific	0.2	90,072
	100.0%	$66,062,011

See accompanying notes to financial statements.

4

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $35,994,169)	$66,062,011
Cash	829
Foreign currency, at value (cost $6,015)	3,209
Receivable from Adviser	15,132
Dividends receivable	60,501
Prepaid expenses	11,694
Total Assets	66,153,376
Liabilities:
Line of credit payable	474,000
Payable for Fund shares redeemed	208,682
Payable for investment advisory fees	57,463
Payable for distribution fees	11,641
Payable for accounting fees	3,750
Payable for legal and audit fees	51,183
Other accrued expenses	42,874
Total Liabilities	849,593
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,049,706 shares outstanding)	$65,303,783

Net Assets Consist of:
Paid-in capital	$36,549,255
Total distributable earnings	28,754,528
Net Assets	$65,303,783

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($52,559,031 ÷ 2,452,913 shares outstanding; 150,000,000 shares authorized)	$21.43
Class A:
Net Asset Value and redemption price per share ($233,686 ÷ 10,798 shares outstanding; 50,000,000 shares authorized)	$21.64
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.96
Class C:
Net Asset Value and redemption price per share ($212.22 ÷ 10.02 shares outstanding; 50,000,000 shares authorized)	$21.18
Class I:
Net Asset Value, offering, and redemption price per share ($12,510,854 ÷ 585,985 shares outstanding; 50,000,000 shares authorized)	$21.35

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $33,800)	$785,851
Non-cash dividends	154,448
Interest	6,962
Total Investment Income	947,261
Expenses:
Investment advisory fees	631,943
Distribution fees - Class AAA	127,559
Distribution fees - Class A	619
Distribution fees - Class C	2
Legal and audit fees	68,317
Shareholder services fees	61,220
Shareholder communications expenses	52,230
Registration expenses	52,213
Accounting fees	45,000
Directors’ fees	11,373
Interest expense	1,461
Custodian fees	874
Miscellaneous expenses	12,281
Total Expenses	1,065,092
Less:
Expense reimbursements (See Note 3)	(494,883)
Net Expenses	570,209
Net Investment Income	377,052

Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	2,640,680
Net realized gain on forward foreign exchange contracts	80
Net realized gain on foreign currency transactions	1,006
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	2,641,766
Net change in unrealized appreciation/depreciation:
on investments	9,612,347
on foreign currency translations	(3,113)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,609,234
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	12,251,000
Net Increase in Net Assets Resulting from Operations	$12,628,052

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$377,052	$201,707
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	2,641,766	160,283
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,609,234	11,064,862
Net Increase in Net Assets Resulting from Operations	12,628,052	11,426,852

Distributions to Shareholders:
Accumulated earnings
Class AAA	(2,921,792)	(153,363)
Class A	(12,822)	(709)
Class C	(12)	(1)
Class I	(693,139)	(34,335)
	(3,627,765)	(188,408)
Return of capital
Class AAA	(434,902)	—
Class A	(1,908)	—
Class C	(2)	—
Class I	(103,172)	—
	(539,984)	—
Total Distributions to Shareholders	(4,167,749)	(188,408)

Capital Share Transactions:
Class AAA	(2,113,768)	(3,659,505)
Class A	(25,466)	(52,076)
Class C	—	151
Class I	220,678	(221,679)
Net Decrease in Net Assets from Capital Share Transactions	(1,918,556)	(3,933,109)

Redemption Fees	219	631

Net Increase in Net Assets	6,541,966	7,305,966

Net Assets:
Beginning of year	58,761,817	51,455,851
End of year	$65,303,783	$58,761,817

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$18.68	$0.13	(e)	$4.06	$4.19	$(0.49)	$(0.76)	$(0.19)	$(1.44)	$0.00	$21.43	$22.35%	$52,559		0.60	%(e)	1.73%	0.90%		11%
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90	0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81	0.97	(f)	17
2021	22.18	0.56	(e)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(e)	1.65	0.90	(f)(g)	26
2020	19.64	0.11	(e)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.42	67,239		0.57	(e)	1.77	0.90	(g)	41
Class A
2024	$18.87	$0.13	(e)	$4.09	$4.22	$(0.50)	$(0.76)	$(0.19)	$(1.45)	$0.00	$21.64	$22.27%	$234		0.60	%(e)	1.73%	0.90%		11%
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90	0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81	0.97	(f)	17
2021	22.38	0.56	(e)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(e)	1.65	0.90	(f)(g)	26
2020	19.81	0.11	(e)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.43	422		0.59	(e)	1.77	0.90	(g)	41
Class C
2024	$18.47	$0.12	(e)	$4.02	$4.14	$(0.49)	$(0.76)	$(0.18)	$(1.43)	$—	$21.18	$22.34%	$0	(h)	0.57	%(e)	2.48%	0.90%		11%
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(h)	0.38		2.64	0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(h)	0.12		2.56	0.97	(f)	17
2021	21.59	0.64	(e)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(e)	2.40	0.91	(f)(g)	26
2020	19.13	0.10	(e)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.44	49		0.54	(e)	2.52	0.90	(g)	41
Class I
2024	$18.62	$0.12	(e)	$4.05	$4.17	$(0.49)	$(0.76)	$(0.19)	$(1.44)	$0.00	$21.35	$22.30%	$12,511		0.59	%(e)	1.48%	0.90%		11%
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65	0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56	0.97	(f)	17
2021	22.11	0.55	(e)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(e)	1.40	0.90	(f)(g)	26
2020	19.58	0.11	(e)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.42	13,931		0.58	(e)	1.52	0.90	(g)	41

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $494,883, $527,312, $490,627, $589,925, and $591,218 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each Class for the years ended December 31, 2023 and 2022, respectively. For the years ended December 31, 2024, 2021, and 2020, the effect of interest expense was minimal.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07, $0.05, and $0.09 (Class AAA), $0.08, $0.04, and $0.09 (Class A), $0.07, $0.15, and $0.08 (Class C), and $0.07, $0.05, and $0.09 (Class I), and the net investment income ratios would have been 0.35%, 0.20%, and 0.45% (Class AAA), 0.36%, 0.18%, and 0.47% (Class A), 0.33%, 0.63%, and 0.41% (Class C), and 0.35%, 0.20%, and 0.46% (Class I) for the years ended December 31, 2024, 2021, and 2020, respectively.
(f)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021 and 2020, there was no material impact to the expense ratios.
(h)	Actual number of shares outstanding is 10.02, 10.02, and 0.02 for the years ended December 31, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Content & Connectivity Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

8

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$49,495,015	—	$139,586	$49,634,601
Financials	3,841,028	—	6,005	3,847,033
Other Industries (b)	12,482,040	—	—	12,482,040
Total Common Stocks	65,818,083	—	145,591	65,963,674
Closed-End Funds (b)	—	$8,265	—	8,265
Preferred Stocks (b)	90,072	—	—	90,072
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$65,908,155	$8,265	$145,591	$66,062,011

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

9

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, no reclassifications were made in the Fund.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$1,440,283	$188,408
Net long term capital gains	2,187,482	—
Return of capital	539,984	—
Total distributions paid	$4,167,749	$188,408

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$28,754,528

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Fund utilized $354,304 of the capital loss carryforward for the year ended December 31, 2024.

At December 31, 2024, the temporary differences between book basis and tax basis unrealized appreciation were primarily due to mark-to-market adjustments on investments considered passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$37,303,855	$31,897,543	$(3,139,387)	$28,758,156

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2024, the Adviser reimbursed expenses in the amount of $494,883. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2024, the cumulative contingent amount which the Fund may repay the Adviser, subject to the terms above, is $1,022,195:

For the year ended December 31, 2023, expiring December 31, 2025	$527,312
For the year ended December 31, 2024, expiring December 31, 2026	494,883
$1,022,195

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $7,178,865 and $11,733,784, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid brokerage commissions on security trades of $885 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2024, there was $474,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 62 days of borrowings during the year ended December 31, 2024 was $205,371 with a weighted average interest rate of 6.47%. The maximum amount borrowed at any time during the year ended December 31, 2024 was $489,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,484	$226,130	12,289	$214,152
Shares issued upon reinvestment of distributions	147,479	3,198,819	7,830	145,873
Shares redeemed	(265,380)	(5,538,717)	(232,358)	(4,019,530)
Net decrease	(107,417)	$(2,113,768)	(212,239)	$(3,659,505)
Class A
Shares sold	342	$7,711	8	$156
Shares issued upon reinvestment of distributions	500	10,945	29	553
Shares redeemed	(1,909)	(44,122)	(3,001)	(52,785)
Net decrease	(1,067)	$(25,466)	(2,964)	$(52,076)
Class C
Shares issued upon reinvestment of distributions	–	–	10	$151
Net increase	–	–	10	$151
Class I
Shares sold	36,254	$723,525	37,489	$642,576
Shares issued upon reinvestment of distributions	33,983	734,373	1,689	31,356
Shares redeemed	(59,210)	(1,237,220)	(52,246)	(895,611)
Net increase/(decrease)	11,027	$220,678	(13,068)	$(221,679)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

15

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

16

The Gabelli Global Content & Connectivity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Content & Connectivity Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Global Content & Connectivity Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

17

The Gabelli Global Content & Connectivity Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

The Gabelli Global Content & Connectivity Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid ordinary income distributions of $0.496388938, $0.496392012, $0.496388938, and $0.496382586 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, return of capital distributions of $0.188358707, $0.188903034, $0.187610362, and $0.188164235 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $2,187,482, or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2024, 30.34% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 54.59% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.52% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 0.3%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roader
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q424AR

GABELLI
FUNDS

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

Annual Report
December 31, 2024

The Gabelli Global Growth Fund

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	John Belton, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 29.7% compared with a total return of 18.0% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Global Growth Fund

Information Technology - Semiconductors, Hardware, and Equipment	19.4%
Communication Services	19.1%
Financials	13.2%
Information Technology - Software and Services	12.2%
Consumer Discretionary	12.2%
Health Care	11.8%
Industrials	8.0%
Consumer Staples	2.4%
U.S. Government Obligations	0.9%
Materials	0.9%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Growth Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	INFORMATION TECHNOLOGY - SEMICONDUCTORS, HARDWARE, AND EQUIPMENT — 19.4%
24,300	Apple Inc.	$377,306	$6,085,206
4,000	Applied Materials Inc.	821,544	650,520
3,550	ASML Holding NV	932,177	2,460,434
19,400	Broadcom Inc.	3,665,449	4,497,696
16,830	Eaton Corp. plc	3,581,913	5,585,372
8,200	Keyence Corp.	343,743	3,368,178
106,000	NVIDIA Corp.	521,945	14,234,740
		10,244,077	36,882,146
	COMMUNICATION SERVICES — 19.1%
16,200	Alphabet Inc., Cl. A	238,018	3,066,660
34,320	Alphabet Inc., Cl. C	1,992,787	6,535,901
18,000	Meta Platforms Inc., Cl. A	3,309,299	10,539,180
11,400	Netflix Inc.†	3,168,626	10,161,048
13,400	Spotify Technology SA†	2,383,463	5,994,892
		11,092,193	36,297,681
	FINANCIALS — 13.2%
8,250	Aon plc, Cl. A	3,083,744	2,963,070
11,055	Chubb Ltd.	2,517,684	3,054,496
169,000	Investor AB, Cl. B	2,383,031	4,470,984
25,500	KKR & Co. Inc.	2,575,602	3,771,705
6,700	Mastercard Inc., Cl. A	93,730	3,528,019
4,020	S&P Global Inc.	746,205	2,002,081
17,000	Visa Inc., Cl. A	301,339	5,372,680
		11,701,335	25,163,035
	INFORMATION TECHNOLOGY - SOFTWARE AND SERVICES — 12.2%
2,310	Adobe Inc.†	157,141	1,027,211
4,330	Cadence Design Systems Inc.†	1,008,211	1,300,992
9,130	CrowdStrike Holdings Inc., Cl. A†	1,367,159	3,123,921
2,910	Intuit Inc.	1,204,206	1,828,935
24,400	Microsoft Corp.	786,952	10,284,600
10,500	Oracle Corp.	2,004,752	1,749,720
3,760	ServiceNow Inc.†	895,359	3,986,051
		7,423,780	23,301,430
	CONSUMER DISCRETIONARY — 12.2%
56,000	Amazon.com Inc.†	3,606,212	12,285,840
52,000	Chipotle Mexican Grill Inc.†	1,645,829	3,135,600
2,000	Christian Dior SE	290,698	1,253,378
6,200	LVMH Moet Hennessy Louis Vuitton SE	1,876,976	4,081,353
45,900	On Holding AG, Cl. A†	1,849,997	2,513,943
		9,269,712	23,270,114
	HEALTH CARE — 11.8%
35,000	Boston Scientific Corp.†	2,709,707	3,126,200
Shares		Cost	Market Value
9,320	Eli Lilly & Co.	$4,234,725	$7,195,040
8,400	Intuitive Surgical Inc.†	2,520,083	4,384,464
34,600	Novo Nordisk A/S, ADR	2,027,860	2,976,292
8,480	Stryker Corp.	2,754,677	3,053,224
3,450	Thermo Fisher Scientific Inc.	473,104	1,794,794
		14,720,156	22,530,014
	INDUSTRIALS — 8.0%
10,800	GE Vernova Inc.	1,534,121	3,552,444
19,850	General Electric Co.	3,046,199	3,310,781
10,000	Schneider Electric SE	2,551,040	2,495,363
15,800	Trane Technologies plc	3,216,017	5,835,730
		10,347,377	15,194,318
	CONSUMER STAPLES — 2.4%
12,750	L’Oreal SA	2,720,046	4,514,843

	MATERIALS — 0.9%
3,900	Linde plc	1,455,680	1,632,813

	TOTAL COMMON STOCKS	78,974,356	188,786,394

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$1,805,000	U.S. Treasury Bills, 4.383% to 4.448%††, 02/06/25 to 04/10/25	1,787,687	1,788,523

	TOTAL INVESTMENTS — 100.1%	$80,762,043	190,574,917

	Other Assets and Liabilities (Net) — (0.1)%		(250,544)

	NET ASSETS—100.0%		$190,324,373

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	77.4%	$147,555,030
Europe	20.8	39,651,709
Japan	1.8	3,368,178
	100.0%	$190,574,917

See accompanying notes to financial statements.

3

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $80,762,043)	$190,574,917
Receivable for Fund shares sold	32,968
Receivable from Adviser	28,728
Dividends receivable	63,724
Prepaid expenses	15,620
Total Assets	190,715,957
Liabilities:
Payable to bank	13,229
Payable for Fund shares redeemed	49,966
Payable for investment advisory fees	166,164
Payable for distribution fees	25,164
Payable for accounting fees	3,750
Payable for legal and audit fees	50,700
Payable for shareholder services fees	30,651
Payable for shareholder communications	29,680
Other accrued expenses	22,280
Total Liabilities	391,584
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,250,532 shares outstanding)	$190,324,373

Net Assets Consist of:
Paid-in capital	$82,728,899
Total distributable earnings	107,595,474
Net Assets	$190,324,373

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($105,995,435 ÷ 1,827,833 shares outstanding; 75,000,000 shares authorized)	$57.99
Class A:
Net Asset Value and redemption price per share ($5,613,217 ÷ 96,861 shares outstanding; 50,000,000 shares authorized)	$57.95
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$61.49
Class C:
Net Asset Value and redemption price per share ($874,681 ÷ 18,726 shares outstanding; 25,000,000 shares authorized)	$46.71
Class I:
Net Asset Value, offering, and redemption price per share ($77,841,040 ÷ 1,307,112 shares outstanding; 25,000,000 shares authorized)	$59.55

Statement of Operations

For the year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $60,001)	$978,071
Interest	272,640
Total Investment Income	1,250,711
Expenses:
Investment advisory fees	1,778,208
Distribution fees - Class AAA	254,514
Distribution fees - Class A	12,492
Distribution fees - Class C	9,565
Shareholder services fees	109,478
Registration expenses	67,323
Legal and audit fees	66,282
Shareholder communications expenses	47,026
Accounting fees	45,000
Directors’ fees	31,396
Interest expense	1,256
Custodian fees	22
Miscellaneous expenses	33,521
Total Expenses	2,456,083
Less:
Expense reimbursements (See Note 3)	(854,439)
Net Expenses	1,601,644
Net Investment Loss	(350,933)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	11,082,720
Net realized gain on foreign currency transactions	1,083
Net realized gain on investments and foreign currency transactions	11,083,803
Net change in unrealized appreciation/depreciation:
on investments	33,398,862
on foreign currency translations	(4,968)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	33,393,894
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	44,477,697
Net Increase in Net Assets Resulting from Operations	$44,126,764

See accompanying notes to financial statements.

4

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment loss	$(350,933)	$(261,060)
Net realized gain on investments and foreign currency transactions	11,083,803	4,159,268
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	33,393,894	37,877,498
Net Increase in Net Assets Resulting from Operations	44,126,764	41,775,706

Distributions to Shareholders:
Accumulated earnings
Class AAA	(2,432,607)	(260,792)
Class A	(128,907)	(11,634)
Class C	(20,414)	(3,444)
Class I	(1,784,023)	(160,266)
	(4,365,951)	(436,136)
Return of capital
Class AAA	(81,933)	(6,126)
Class A	(4,345)	(273)
Class C	(844)	(81)
Class I	(58,583)	(3,765)
	(145,705)	(10,245)
Total Distributions to Shareholders	(4,511,656)	(446,381)

Capital Share Transactions:
Class AAA	(6,465,315)	(7,956,793)
Class A	570,139	28,713
Class C	(308,771)	(186,309)
Class I	6,034,145	(13,069,374)
Net Decrease in Net Assets from Capital Share Transactions	(169,802)	(21,183,763)

Redemption Fees	758	65

Net Increase in Net Assets	39,446,064	20,145,627

Net Assets:
Beginning of year	150,878,309	130,732,682
End of year	$190,324,373	$150,878,309

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Loss	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024	$45.77	$(0.11)	$13.74	$13.63	$(0.06)		$(1.30)	$(0.05)		$(1.41)	$0.00	$57.99	29.71%	$105,995	(0.20)%	1.48%	0.90%		26%
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)	1.61	0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)	1.52	0.90	(d)(e)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)	1.50	0.91	(d)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)		(1.02)	—		(1.11)	0.00	47.04	35.43	115,210	(0.14)	1.57	0.90		50
Class A
2024	$45.74	$(0.11)	$13.73	$13.62	$(0.06)		$(1.30)	$(0.05)		$(1.41)	$0.00	$57.95	29.71%	$5,613	(0.20)%	1.48%	0.90%		26%
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)	1.61	0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)	1.52	0.90	(d)(e)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)	1.50	0.91	(d)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)		(1.02)	—		(1.11)	0.00	47.01	35.38	4,804	(0.12)	1.57	0.90		50
Class C
2024	$36.88	$(0.09)	$11.07	$10.98	$(0.06)		$(1.04)	$(0.05)		$(1.15)	$0.00	$46.71	29.72%	$875	(0.19)%	2.23%	0.90%		26%
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)	2.36	0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)	2.27	0.90	(d)(e)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)	2.25	0.91	(d)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)		(1.02)	—		(1.11)	0.00	38.30	35.41	2,376	(0.12)	2.32	0.90		50
Class I
2024	$47.00	$(0.11)	$14.10	$13.99	$(0.06)		$(1.33)	$(0.05)		$(1.44)	$0.00	$59.55	29.71%	$77,841	(0.20)%	1.23%	0.90%		26%
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)	1.36	0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)	1.27	0.90	(d)(e)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)	1.25	0.91	(d)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)		(1.02)	—		(1.11)	0.00	48.23	35.39	70,888	(0.18)	1.32	0.90		50

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $854,439, $882,743, $880,676, $1,048,506, and $876,253 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Growth Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

7

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$188,786,394	—	$188,786,394
U.S. Government Obligations	—	$1,788,523	1,788,523
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$188,786,394	$1,788,523	$190,574,917

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

8

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV per share of the Fund. For the year ended December 31, 2024, no reclassifications were made in the Fund.

The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$192,046	$436,136
Net long term capital gains	4,173,905	—
Return of capital	145,705	10,245
Total distributions paid	$4,511,656	$446,381

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$107,595,474

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Fund utilized $6,779,678 of the capital loss carryover for the year ended December 31, 2024.

At December 31, 2024, the temporary differences between book basis and tax basis net unrealized appreciation on investments were due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$82,975,475	$109,120,196	$(1,520,754)	$107,599,442

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2024, the Adviser reimbursed the Fund in the amount of $854,439. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,737,182:

For the year ended December 31, 2023, expiring December 31, 2025	$882,743
For the year ended December 31, 2024, expiring December 31, 2026	854,439
$1,737,182

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $45,127,815 and $51,170,317, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid brokerage commissions on security trades of $42 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,931 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 5 days of borrowings during the year ended December 31, 2024 was $206,200 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the year ended December 31, 2024 was $240,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	19,470	$1,064,747	16,251	$645,394
Shares issued upon reinvestment of distributions	41,089	2,422,607	5,587	256,436
Shares redeemed	(184,727)	(9,952,669)	(213,806)	(8,858,623)
Net decrease	(124,168)	$(6,465,315)	(191,968)	$(7,956,793)
Class A
Shares sold	18,507	$1,015,449	14,860	$617,664
Shares issued upon reinvestment of distributions	2,165	127,590	246	11,301
Shares redeemed	(10,674)	(572,900)	(14,942)	(600,252)
Net increase	9,998	$570,139	164	$28,713
Class C
Shares issued upon reinvestment of distributions	448	$21,258	95	$3,525
Shares redeemed	(7,549)	(330,029)	(6,265)	(189,834)
Net decrease	(7,101)	$(308,771)	(6,170)	$(186,309)
Class I
Shares sold	290,453	$16,439,738	176,877	$7,525,496
Shares issued upon reinvestment of distributions	30,252	1,831,749	3,464	163,257
Shares redeemed	(218,097)	(12,237,342)	(508,150)	(20,758,127)
Net increase/(decrease)	102,608	$6,034,145	(327,809)	$(13,069,374)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

14

The Gabelli Global Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Growth Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Global Growth Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

15

The Gabelli Global Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

The Gabelli Global Growth Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid ordinary income distributions of $0.060214126 and return of capital distributions of $0.045685874 per share to shareholders in each Class of Shares, and long term capital gains totaling $4,173,905, or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 15.21% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. Also for the year of 2024, the Fund did not have foreign tax credits.

U.S. Government Income:

The percentage of U.S. Government securities held as of December 31, 2024 was 0.9%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q424AR

GABELLI
FUNDS

THE GABELLI GLOBAL GROWTH FUND

Annual Report
December 31, 2024

The Gabelli Global Rising Income and Dividend Fund

Annual Report — December 31, 2024

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was 2.1% compared with a total return of 19.2% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Global Rising Income and Dividend Fund

U.S. Government Obligations	12.8%
Financial Services	11.7%
Food and Beverage	11.3%
Electronics	7.2%
Diversified Industrial	6.2%
Energy and Utilities	5.9%
Telecommunications	5.4%
Consumer Products	3.9%
Automotive	3.8%
Entertainment	3.4%
Wireless Telecommunications	3.4%
Building and Construction	3.4%
Machinery	3.3%
Equipment and Supplies	2.4%
Broadcasting	2.4%
Health Care	2.1%
Business Services	1.8%
Aerospace and Defense	1.6%
Hotels and Gaming	1.4%
Cable and Satellite	1.3%
Retail	1.2%
Specialty Chemicals	1.2%
Consumer Services	1.1%
Computer Software and Services	0.9%
Automotive: Parts and Accessories	0.7%
Publishing	0.2%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS — 87.2%
	Aerospace and Defense — 1.6%
1,600	L3Harris Technologies Inc.	$126,334	$336,448
100,000	Rolls-Royce Holdings plc†	276,321	711,830
		402,655	1,048,278
	Automotive — 3.8%
18,500	Daimler Truck Holding AG	513,134	706,165
65,000	Iveco Group NV	503,617	628,864
35,000	Traton SE	601,535	1,013,320
1,000	Volkswagen AG	167,644	95,454
		1,785,930	2,443,803
	Automotive: Parts and Accessories — 0.7%
18,500	Dana Inc.	259,263	213,860
2,000	Genuine Parts Co.	179,604	233,520
600	Linamar Corp.	28,683	23,705
		467,550	471,085
	Broadcasting — 2.4%
75,000	Canal+ France SA†	291,065	190,602
2,500	Cogeco Inc.	108,333	102,560
33,000	Paramount Global, Cl. A	802,187	735,900
32,000	Sinclair Inc.	636,033	516,480
		1,837,618	1,545,542
	Building and Construction — 3.4%
400	Arcosa Inc.	14,886	38,696
500	Chofu Seisakusho Co. Ltd.	7,120	6,152
7,000	Herc Holdings Inc.	220,504	1,325,310
6,000	Johnson Controls International plc	211,053	473,580
2,000	Lennar Corp., Cl. B	91,921	264,300
300	Sika AG	82,192	71,335
		627,676	2,179,373
	Business Services — 1.8%
75,000	Havas NV†	149,559	126,042
1,500	ITOCHU Corp.	77,722	74,664
30,000	JCDecaux SE†	575,620	471,105
1,500	Marubeni Corp.	24,211	22,808
13,000	Matthews International Corp., Cl. A	387,651	359,840
1,500	Mitsubishi Corp.	26,579	24,825
1,500	Mitsui & Co. Ltd.	31,692	31,564
1,500	Sumitomo Corp.	32,376	32,680
		1,305,410	1,143,528
	Cable and Satellite — 1.3%
5,105	EchoStar Corp., Cl. A†	83,409	116,905
20,000	Liberty Latin America Ltd., Cl. A†	178,116	127,200
595	Liberty Latin America Ltd., Cl. C†	4,248	3,772
			Market
Shares		Cost	Value
19,000	Rogers Communications Inc., Cl. B	$667,343	$583,870
		933,116	831,747
	Computer Software and Services — 0.9%
28,000	Hewlett Packard Enterprise Co.	379,309	597,800

	Consumer Products — 3.9%
11,000	Energizer Holdings Inc.	363,992	383,790
20,000	Essity AB, Cl. A	527,632	534,172
2,000	L’Oreal SA	335,032	708,211
7,500	Salvatore Ferragamo SpA	113,494	52,595
10,000	Scandinavian Tobacco Group A/S	148,378	132,376
6,800	Spectrum Brands Holdings Inc.	410,912	574,532
18,600	Unicharm Corp.	125,119	153,970
		2,024,559	2,539,646
	Consumer Services — 1.1%
11,200	Ashtead Group plc	225,512	696,156
200	Boyd Group Services Inc.	14,694	30,162
		240,206	726,318
	Diversified Industrial — 6.2%
1,000	Aker ASA, Cl. A	54,422	48,228
11,300	Ampco-Pittsburgh Corp.†	47,826	23,617
38,000	Bollore SE	213,935	233,812
12,000	Bouygues SA	472,709	354,758
1,200	Crane Co.	60,161	182,100
5,400	Enpro Inc.	335,857	931,230
7,000	Hyster-Yale Inc.	261,232	356,510
12,000	Jardine Matheson Holdings Ltd.	632,767	491,640
15,000	Myers Industries Inc.	234,455	165,600
11,000	Nilfisk Holding A/S†	185,634	159,518
2,600	Park-Ohio Holdings Corp.	46,751	68,302
3,000	Sulzer AG	240,387	433,034
3,600	Svenska Cellulosa AB SCA, Cl. A	23,715	45,423
6,000	Textron Inc.	254,526	458,940
2,500	Trinity Industries Inc.	47,038	87,750
		3,111,415	4,040,462
	Electronics — 7.2%
102,500	Sony Group Corp.	567,006	2,194,684
115,000	Sony Group Corp., ADR	475,331	2,433,400
		1,042,337	4,628,084
	Energy and Utilities — 5.9%
4,000	BP plc, ADR	112,910	118,240
7,500	Cameco Corp.	86,032	385,425
600	Cheniere Energy Inc.	23,332	128,922
2,000	Innovex International Inc.†	48,149	27,940

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
11,500	Landis+Gyr Group AG	$691,957	$728,610
13,000	National Fuel Gas Co.	685,727	788,840
16,041	National Grid plc	130,608	190,776
9,700	National Grid plc, ADR	608,460	576,374
17,000	Severn Trent plc	456,470	533,760
10,500	Shell plc	226,095	325,469
		3,069,740	3,804,356
	Entertainment — 3.4%
20,000	Corus Entertainment Inc., Cl. B†	55,286	1,252
134,000	Grupo Televisa SAB, ADR	592,783	225,120
13,000	International Game Technology plc	153,742	229,580
115,000	ITV plc	219,606	105,961
10,000	Manchester United plc, Cl. A†	174,164	173,500
40,000	Ollamani SAB†	99,811	67,910
2,300	Sphere Entertainment Co.†	87,634	92,736
45,000	Tencent Music Entertainment Group, ADR	385,810	510,750
6,000	Ubisoft Entertainment SA†	102,307	81,729
13,000	Universal Music Group NV	293,887	332,881
75,000	Vivendi SE	216,875	199,893
20,000	Warner Bros Discovery Inc.†	205,344	211,400
		2,587,249	2,232,712
	Equipment and Supplies — 2.4%
200	AMETEK Inc.	25,278	36,052
5,000	Ardagh Metal Packaging SA	18,965	15,050
3,000	Graco Inc.	71,740	252,870
38,000	Instalco AB	178,549	113,205
14,500	Mueller Industries Inc.	201,750	1,150,720
		496,282	1,567,897
	Financial Services — 11.7%
1,000	American Express Co.	80,155	296,790
1,800	American International Group Inc.	63,440	131,040
2,500	Bank of America Corp.	70,135	109,875
3	Berkshire Hathaway Inc., Cl. A†	358,105	2,042,760
10,000	Citigroup Inc.	485,856	703,900
3,200	Comerica Inc.	134,262	197,920
8,000	Deutsche Bank AG	59,019	136,400
5,500	EXOR NV	262,676	504,485
27,000	FinecoBank Banca Fineco SpA	182,261	469,582
150,000	GAM Holding AG†	64,134	14,495
			Market
Shares		Cost	Value
1,000	Julius Baer Group Ltd.	$47,234	$64,636
12,000	Kinnevik AB, Cl. A	237,125	80,608
4,200	Morgan Stanley	102,566	528,024
40,000	Resona Holdings Inc.	181,079	290,953
4,000	State Street Corp.	246,331	392,600
1,000	T. Rowe Price Group Inc.	71,771	113,090
10,000	The Bank of New York Mellon Corp.	315,339	768,300
1,500	The PNC Financial Services Group Inc.	102,907	289,275
7,000	UBS Group AG	70,979	212,240
3,200	Wells Fargo & Co.	103,165	224,768
		3,238,539	7,571,741
	Food and Beverage — 11.3%
5,000	Danone SA	335,187	337,273
40,000	Davide Campari-Milano NV	131,897	249,350
6,000	Diageo plc, ADR	665,410	762,780
6,400	Fomento Economico Mexicano SAB de CV, ADR	514,524	547,136
2,100	General Mills Inc.	141,575	133,917
2,000	Heineken NV	133,145	142,326
900	Kellanova	40,799	72,873
4,000	Kerry Group plc, Cl. A	300,765	376,635
53,000	Kikkoman Corp.	345,381	593,679
15,000	Maple Leaf Foods Inc.	277,107	212,251
3,000	McCormick & Co. Inc.	133,799	227,400
3,000	McCormick & Co. Inc., Non-Voting	106,428	228,720
3,600	Molson Coors Beverage Co., Cl. B	190,719	206,352
14,000	Nestlé SA	1,013,818	1,155,110
3,500	Pernod Ricard SA	398,941	395,177
12,100	Remy Cointreau SA	892,126	731,973
13,500	The Campbell’s Company	560,038	565,380
5,400	The Kraft Heinz Co.	153,954	165,834
625	WK Kellogg Co.	7,424	11,244
11,000	Yakult Honsha Co. Ltd.	247,460	208,821
		6,590,497	7,324,231
	Health Care — 2.1%
20,000	Achaogen Inc.†(a)	4,200	0
4,000	Bristol-Myers Squibb Co.	177,668	226,240
2,500	Cutera Inc.†	1,523	882
800	GSK plc, ADR	33,309	27,056
9,000	Haleon plc, ADR	71,142	85,860
700	ICU Medical Inc.†	39,966	108,619
2,000	Idorsia Ltd.†	30,329	1,812
1,400	Johnson & Johnson	159,572	202,468
4,500	Perrigo Co. plc	158,588	115,695
10,000	Pfizer Inc.	252,066	265,300
5,000	Roche Holding AG, ADR	93,345	174,400

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	Viatris Inc.	$128,514	$124,500
		1,150,222	1,332,832
	Hotels and Gaming — 1.4%
6,500	Caesars Entertainment Inc.†	252,495	217,230
190,000	Mandarin Oriental International Ltd.	306,552	330,600
200,000	The Hongkong & Shanghai Hotels Ltd.	290,849	160,172
2,400	Wynn Resorts Ltd.	212,794	206,784
		1,062,690	914,786
	Machinery — 3.3%
138,000	CNH Industrial NV, New York	1,117,995	1,563,540
2,666	NKT A/S†	52,701	190,529
1,500	Tennant Co.	117,695	122,295
20,024	Twin Disc Inc.	271,588	235,282
		1,559,979	2,111,646
	Publishing — 0.2%
75,000	Louis Hachette Group†	99,680	117,310
18,000	The E.W. Scripps Co., Cl. A†	166,663	39,780
		266,343	157,090
	Retail — 1.2%
4,000	Nathan’s Famous Inc.	232,477	314,440
44,000	Walgreens Boots Alliance Inc.	909,023	410,520
1,700	Zalando SE†	66,063	57,037
		1,207,563	781,997
	Specialty Chemicals — 1.2%
12,000	Arcadium Lithium plc†	69,497	61,560
700	Ashland Inc.	35,829	50,022
1,700	Darling Ingredients Inc.†	72,992	57,273
3,500	International Flavors & Fragrances Inc.	298,759	295,925
5,000	Novonesis (Novozymes) B	186,739	283,156
200	The Chemours Co.	1,719	3,380
		665,535	751,316
	Telecommunications — 5.4%
2,000	Cogeco Communications Inc.	104,896	93,708
13,000	Deutsche Telekom AG	261,363	389,034
20,000	Deutsche Telekom AG, ADR	364,253	597,000
280,000	HKBN Ltd.	200,879	183,502
75,000	Koninklijke KPN NV	221,421	273,076
26,000	Liberty Global Ltd., Cl. A†	286,925	331,760
15,000	Liberty Global Ltd., Cl. C†	180,514	197,100
5,000	Orange Belgium SA†	107,824	76,860
60,000	Pharol SGPS SA†	30,852	2,884
			Market
Shares		Cost	Value
2,500	Prosus NV	$64,782	$99,312
14,000	Proximus SA	165,324	72,872
7,500	Sunrise Communications AG, Cl. A, ADR†	366,917	323,100
100,000	Telefonica Deutschland Holding AG	291,775	217,011
13,000	VEON Ltd., ADR†	250,770	521,300
3,000	Verizon Communications Inc.	129,450	119,970
		3,027,945	3,498,489
	Wireless Telecommunications — 3.4%
20,000	Millicom International Cellular SA, SDR	373,012	490,245
5,200	T-Mobile US Inc.	431,548	1,147,796
66,200	Vodafone Group plc, ADR	802,287	562,038
		1,606,847	2,200,079
	TOTAL COMMON STOCKS	40,687,212	56,444,838

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,466	720

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.8%
$8,330,000	U.S. Treasury Bills, 4.279% to 4.581%††, 01/16/25 to 05/15/25	8,285,236	8,288,148

	TOTAL INVESTMENTS — 100.0%	$48,977,914	64,733,706

	Other Assets and Liabilities (Net) — (0.0)%		(29,289)

	NET ASSETS — 100.0%		$64,704,417

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — December 31, 2024

	% of
	Market	Market
Geographic Diversification	Value	Value
United States	47.8%	$30,930,658
Europe	36.7	23,785,084
Japan	9.4	6,068,201
Asia/Pacific	2.6	1,676,665
Canada	2.2	1,432,932
Latin America	1.3	840,166
	100.0%	$64,733,706

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $48,977,914)	$64,733,706
Foreign currency, at value (cost $1,560)	1,561
Dividends receivable	158,836
Prepaid expenses	6,653
Total Assets	64,900,756
Liabilities:
Payable to bank	45,177
Payable for investment advisory fees	75,639
Payable for accounting fees	3,750
Payable for distribution fees	978
Payable for legal and audit fees	34,800
Payable for shareholder communications	18,409
Payable for custodian fees	13,665
Other accrued expenses	3,921
Total Liabilities	196,339
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,150,558 shares outstanding)	$64,704,417

Net Assets Consist of:
Paid-in capital	$50,306,555
Total distributable earnings	14,397,862
Net Assets	$64,704,417

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,449,348 ÷ 81,653 shares outstanding; 75,000,000 shares authorized)	$30.00
Class A:
Net Asset Value and redemption price per share ($840,335 ÷ 27,954 shares outstanding; 50,000,000 shares authorized)	$30.06
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$31.89
Class C:
Net Asset Value and redemption price per share ($299,263 ÷ 12,083 shares outstanding; 25,000,000 shares authorized)	$24.77
Class I:
Net Asset Value, offering, and redemption price per share ($61,115,471 ÷ 2,028,868 shares outstanding; 25,000,000 shares authorized)	$30.12

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $113,495)	$1,307,948
Interest	133,868
Total Investment Income	1,441,816
Expenses:
Investment advisory fees	588,489
Distribution fees - Class AAA	6,514
Distribution fees - Class A	2,110
Distribution fees - Class C	3,273
Registration expenses	52,458
Legal and audit fees	49,969
Accounting fees	45,000
Shareholder communications expenses	21,720
Shareholder services fees	15,047
Directors’ fees	10,542
Interest expense	382
Miscellaneous expenses	19,263
Total Expenses	814,767
Less:
Expense reimbursements (See Note 3)	(282,552)
Expenses paid indirectly by broker (See Note 6)	(2,193)
Total Reimbursements and Credits	(284,745)
Net Expenses	530,022
Net Investment Income	911,794

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	419,641
Net realized loss on foreign currency transactions	(2,829)
Net realized gain on investments and foreign currency transactions	416,812
Net change in unrealized appreciation/depreciation:
on investments	(328,749)
on foreign currency translations	(5,925)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(334,674)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	82,138
Net Increase in Net Assets Resulting from Operations	$993,932

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$911,794	$1,050,639
Net realized gain on investments and foreign currency transactions	416,812	40,397
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(334,674)	3,118,711
Net Increase in Net Assets Resulting from Operations	993,932	4,209,747

Distributions to Shareholders:
Accumulated earnings
Class AAA	(73,273)	(82,132)
Class A	(25,163)	(16,383)
Class C	(10,352)	(8,943)
Class I	(1,812,941)	(1,041,965)
	(1,921,729)	(1,149,423)
Return of capital
Class AAA	(753)	(12,973)
Class A	(259)	(2,592)
Class C	(111)	(1,231)
Class I	(18,626)	(165,033)
	(19,749)	(181,829)
Total Distributions to Shareholders	(1,941,478)	(1,331,252)

Capital Share Transactions:
Class AAA	(1,593,807)	(161,018)
Class A	36,854	(61,769)
Class C	(71,842)	(72,679)
Class I	9,958,443	2,217,107
Net Increase in Net Assets from Capital Share Transactions	8,329,648	1,921,641

Net Increase in Net Assets	7,382,102	4,800,136

Net Assets:
Beginning of year	57,322,315	52,522,179
End of year	$64,704,417	$57,322,315

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)(e)	Portfolio Turnover Rate
Class AAA
2024	$30.30	$0.44		$0.18	$0.62	$(0.71)	$(0.20)	$(0.01)	$(0.92)	$—	$30.00	2.07%	$2,449	1.42%		1.61%	0.90%	7%
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71	0.90	9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65	0.90	11
2021	29.04	0.39	(f)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(f)	1.62	0.90	10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72	0.90	8
Class A
2024	$30.36	$0.46		$0.17	$0.63	$(0.71)	$(0.21)	$(0.01)	$(0.93)	$—	$30.06	2.06%	$840	1.50%		1.61%	0.90%	7%
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71	0.90	9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65	0.90	11
2021	29.10	0.39	(f)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(f)	1.62	0.90	10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72	0.90	8
Class C
2024	$25.14	$0.36		$0.16	$0.52	$(0.71)	$(0.17)	$(0.01)	$(0.89)	$—	$24.77	2.06%	$299	1.40%		2.36%	0.90%	7%
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46	0.90	9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40	0.90	11
2021	24.30	0.34	(f)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(f)	2.38	0.90	10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47	0.90	8
Class I
2024	$30.43	$0.48		$0.14	$0.62	$(0.71)	$(0.21)	$(0.01)	$(0.93)	$—	$30.12	2.03%	$61,116	1.56%		1.36%	0.90%	7%
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46	0.90	9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40	0.90	11
2021	29.15	0.39	(f)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(f)	1.37	0.90	10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47	0.90	8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $282,552, $357,890, $295,664, $311,048, and $295,855 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (1.40%) (Class C), 0.58% (Class I), for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Rising Income and Dividend Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to seek to provide investors a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$1,332,832	—	$0	$1,332,832
Telecommunications	3,281,478	$217,011	—	3,498,489
Other Industries (b)	51,613,517	—	—	51,613,517
Total Common Stocks	56,227,827	217,011	0	56,444,838
Warrants (b)	720	—	—	720
U.S. Government Obligations	—	8,288,148	—	8,288,148
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$56,228,547	$8,505,159	$0	$64,733,706

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of December 31, 2024, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to the reclassification of prior year return of capital and redesignation of dividends paid. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, no reclassifications were made in the Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$1,487,269	$1,053,332
Net long term capital gains	434,460	96,091
Return of capital	19,749	181,829
Total distributions paid	$1,941,478	$1,331,252

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$14,397,863

At December 31, 2024, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and prior year mark-to-market adjustments on investments no longer considered passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$50,334,255	$21,176,993	$(6,777,542)	$14,399,451

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2024, the Adviser reimbursed expenses in the amount of $282,552. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $640,442:

For the year ended December 31, 2023, expiring December 31, 2025	$357,890
For the year ended December 31, 2024, expiring December 31, 2026	282,552
$640,442

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $4,358,897 and $3,674,552, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid brokerage commissions on security trades of $1,584 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $23 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,193.

The Fund engaged in a sale transaction with a fund that has a common investment adviser. This sale transaction complied with Rule 17a-7 under the Act and amounted to $30,510 with a realized loss of $127,672.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2024, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	266	$8,151	460	$13,676
Shares issued upon reinvestment of distributions	2,362	71,139	3,085	93,767
Shares redeemed	(55,677)	(1,673,097)	(8,936)	(268,461)
Net decrease	(53,049)	$(1,593,807)	(5,391)	$(161,018)
Class A
Shares sold	2,063	$64,175	1,379	$41,508
Shares issued upon reinvestment of distributions	799	24,120	591	17,988
Shares redeemed	(1,671)	(51,441)	(4,044)	(121,265)
Net increase/(decrease)	1,191	$36,854	(2,074)	$(61,769)
Class C
Shares issued upon reinvestment of distributions	420	$10,463	403	$10,158
Shares redeemed	(3,187)	(82,305)	(3,278)	(82,837)
Net decrease	(2,767)	$(71,842)	(2,875)	$(72,679)
Class I
Shares sold	278,797	$8,779,492	577,974	$17,758,434
Shares issued upon reinvestment of distributions	60,470	1,829,222	39,489	1,205,195
Shares redeemed	(21,296)	(650,271)	(577,080)	(16,746,522)
Net increase	317,971	$9,958,443	40,383	$2,217,107

9. Significant Shareholder. As of December 31, 2024, 81% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Rising Income and Dividend Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Rising Income and Dividend Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Global Rising Income and Dividend Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

The Gabelli Global Rising Income and Dividend Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

This page was intentionally left blank.

The Gabelli Global Rising Income and Dividend Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions of $0.7125334 per share and return of capital distributions of $0.0094615 per share to shareholders in each Class of Shares, respectively, and long term capital gains of $434,460, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2024, 29.76% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 90.77% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 6.27% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004. Also during 2024, the Fund passed through foreign tax credits of $0.0493554 per share to each Class of Shares.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 5.84%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 12.8%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q424AR

GABELLI
FUNDS

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

Annual Report
December 31, 2024

The Gabelli International Small Cap Fund

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Caesar M.P. Bryan Portfolio Manager	Gustavo Pifano Portfolio Manager	Ashish Sinha Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was (6.0)% compared with a total return of 2.3% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli International Small Cap Fund

Materials	19.7%
Consumer Staples	16.2%
Health Care	16.1%
Consumer Discretionary	15.9%
Industrials	14.0%
Information Technology	10.0%
Financials	5.1%
U.S. Government Obligations	3.3%
Communication Services	1.4%
Other Assets and Liabilities (Net)	(1.7)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli International Small Cap Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 96.7%
	MATERIALS — 19.7%
8,350	Alamos Gold Inc., Cl. A	$57,784	$154,052
8,000	Eldorado Gold Corp.†	86,947	118,960
9,544	Endeavour Mining plc	133,761	172,960
5,000	Labrador Iron Ore Royalty Corp.	90,519	100,630
7,000	Osisko Gold Royalties Ltd.	84,549	126,759
75,000	Perseus Mining Ltd.	76,499	119,303
15,000	Treatt plc	96,439	91,451
80,000	Westgold Resources Ltd.	132,212	140,130
		758,710	1,024,245
	CONSUMER STAPLES — 16.2%
15,000	Austevoll Seafood ASA	129,584	128,872
5,500	Fevertree Drinks plc	138,747	46,408
7,000	Glanbia plc	73,254	96,655
3,130	Interparfums SA	95,671	132,282
1,600	Laurent-Perrier	144,622	170,708
2,500	Milbon Co. Ltd.	101,252	55,690
4,000	Sakata Seed Corp.	118,342	88,086
2,000	Viscofan SA	118,948	126,374
		920,420	845,075
	CONSUMER DISCRETIONARY — 15.9%
10,000	Beneteau SACA	168,177	91,362
9,820	Entain plc	81,636	84,482
18,000	Genius Sports Ltd.†	135,306	155,700
2,200	JINS Holdings Inc.	125,148	90,044
75,000	Mandarin Oriental International Ltd.	149,583	130,500
20,000	Piaggio & C SpA	61,526	45,163
1,500	Sanrio Co. Ltd.	49,471	52,814
2,300	Tokyotokeiba Co. Ltd.	67,831	66,364
10,000	Zojirushi Corp.	93,734	114,398
		932,412	830,827
	HEALTH CARE — 14.4%
6,212	AddLife AB, Cl. B	29,078	77,089
1,000	Bachem Holding AG	28,410	63,798
1,800	Gerresheimer AG	177,000	132,382
7,000	Mani Inc.	88,794	80,435
200	Siegfried Holding AG	66,163	217,288
15,000	Tristel plc	71,265	79,809
1,300	Vetoquinol SA	81,468	100,861
		542,178	751,662
	INDUSTRIALS — 14.0%
15,000	Aida Engineering Ltd.	152,919	77,600
8,000	AZ-COM MARUWA Holdings Inc.	122,710	56,437
45,000	Chemring Group plc	125,161	185,062
2,000	Clarkson plc	78,000	99,025
6,000	Daiei Kankyo Co. Ltd.	97,445	110,242
Shares		Cost	Market Value
8,000	Iveco Group NV	$78,499	$77,399
4,000	Loomis AB	148,615	121,621
		803,349	727,386
	INFORMATION TECHNOLOGY — 10.0%
4,000	A&D HOLON Holdings Co. Ltd.	53,479	50,488
7,500	GMO internet group Inc.	198,867	127,745
3,300	Macnica Holdings Inc.	62,714	38,706
20,000	NCC Group plc	57,230	37,707
6,000	Optex Group Co. Ltd.	98,632	66,808
100,000	Oxford Metrics plc	116,940	69,731
6,000	PSI Software SE†	157,350	131,138
		745,212	522,323
	FINANCIALS — 5.1%
17,000	Polar Capital Holdings plc	129,676	108,114
18,000	Tamburi Investment Partners SpA	126,034	156,434
		255,710	264,548
	COMMUNICATION SERVICES — 1.4%
4,059	Manchester United plc, Cl. A†	75,780	70,424

	TOTAL COMMON STOCKS	5,033,771	5,036,490

	PREFERRED STOCKS — 1.7%
	HEALTH CARE — 1.7%
1,800	Draegerwerk AG & Co KGaA, 0.190%	156,593	86,701

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.3%
$175,000	U.S. Treasury Bill, 4.473%††, 02/06/25	174,225	174,283

	TOTAL INVESTMENTS — 101.7%	$5,364,589	5,297,474

	Other Assets and Liabilities (Net) — (1.7)%		(88,487)

	NET ASSETS — 100.0%		$5,208,987

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

3

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — December 31, 2024

Geographic Diversification	% of Market Value	Market Value
Europe	59.6%	$3,157,001
Japan	20.3	1,075,856
Canada	9.4	500,401
Asia/Pacific	7.4	389,933
United States	3.3	174,283
	100.0%	$5,297,474

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $5,364,589)	$5,297,474
Receivable for Fund shares sold	15
Receivable from Adviser	6,247
Dividends receivable	18,793
Prepaid expenses	10,118
Total Assets	5,332,647
Liabilities:
Payable to bank	50,111
Foreign currency overdraft, at value (cost $2,421)	2,411
Payable for investment advisory fees	4,536
Payable for distribution fees	643
Payable for legal and audit fees	33,600
Payable for shareholder communications	15,482
Other accrued expenses	16,877
Total Liabilities	123,660
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 452,107 shares outstanding)	$5,208,987

Net Assets Consist of:
Paid-in capital	$5,977,109
Total accumulated loss	(768,122)
Net Assets	$5,208,987

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,894,780 ÷ 254,209 shares outstanding; 75,000,000 shares authorized)	$11.39
Class A:
Net Asset Value and redemption price per share ($23,258 ÷ 2,048 shares outstanding; 50,000,000 shares authorized)	$11.36
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.05
Class C:
Net Asset Value and redemption price per share ($7,140 ÷ 702 shares outstanding; 25,000,000 shares authorized)	$10.17
Class I:
Net Asset Value, offering, and redemption price per share ($2,283,809 ÷ 195,148 shares outstanding; 25,000,000 shares authorized)	$11.70

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $12,449)	$123,477
Interest	5,724
Total Investment Income	129,201
Expenses:
Investment advisory fees	58,827
Distribution fees - Class AAA	8,628
Distribution fees - Class A	114
Distribution fees - Class C	75
Legal and audit fees	48,616
Registration expenses	41,949
Shareholder communications expenses	31,308
Administration out-of-pocket fees	30,765
Shareholder services fees	18,340
Custodian fees	2,099
Interest expense	1,222
Directors’ fees	1,096
Miscellaneous expenses	7,146
Total Expenses	250,185
Less:
Expense reimbursements (See Note 3)	(194,610)
Expenses paid indirectly by broker (See Note 6)	(1,408)
Total Reimbursements and Credits	(196,018)
Net Expenses	54,167
Net Investment Income	75,034

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(77,768)
Net realized loss on foreign currency transactions	(1,192)
Net realized loss on investments and foreign currency transactions	(78,960)
Net change in unrealized appreciation/depreciation:
on investments	(333,786)
on foreign currency translations	(671)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(334,457)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(413,417)
Net Decrease in Net Assets Resulting from Operations	$(338,383)

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$75,034	$65,073
Net realized loss on investments and foreign currency transactions	(78,960)	(358,080)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(334,457)	717,009
Net Increase/(Decrease) in Net Assets Resulting from Operations	(338,383)	424,002

Distributions to Shareholders:
Accumulated earnings
Class AAA	(15,699)	(68,053)
Class A	(127)	(881)
Class C	(43)	(144)
Class I	(12,068)	(39,770)
	(27,937)	(108,848)
Return of capital
Class AAA	(5,315)	—
Class A	(43)	—
Class C	(15)	—
Class I	(4,086)	—
	(9,459)	—
Total Distributions to Shareholders	(37,396)	(108,848)

Capital Share Transactions:
Class AAA	(903,481)	(397,634)
Class A	(27,494)	766
Class C	43	129
Class I	67,632	(334,878)
Net Decrease in Net Assets from Capital Share Transactions	(863,300)	(731,617)

Redemption Fees	389	99

Net Decrease in Net Assets	(1,238,690)	(416,364)

Net Assets:
Beginning of year	6,447,677	6,864,041
End of year	$5,208,987	$6,447,677

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$12.21	$0.15		$(0.89)	$(0.74)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$11.39	(6.04)%	$2,895	1.28%		4.35%	0.92	%(e)	4%
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02	0.93	(e)	6
2022	15.75	0.18	(f)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(f)	3.64	0.92	(e)(g)	5
2021	15.44	0.13	(f)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(f)	2.89	0.92	(g)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		—	(0.12)	0.00	15.44	19.16	6,617	0.51		3.65	0.91		22
Class A
2024	$12.18	$0.16		$(0.90)	$(0.74)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$11.36	(6.05)%	$23	1.36%		4.35%	0.92	%(e)	4%
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02	0.93	(e)	6
2022	15.72	0.17	(f)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(f)	3.64	0.92	(e)(g)	5
2021	15.40	0.13	(f)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(f)	2.89	0.92	(g)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		—	(0.12)	0.00	15.40	19.13	101	0.50		3.65	0.91		22
Class C
2024	$10.92	$0.14		$(0.81)	$(0.67)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$10.17	(6.11)%	$7	1.26%		5.10%	0.92	%(e)	4%
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77	0.93	(e)	6
2022	14.12	0.15	(f)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(f)	4.39	0.92	(e)(g)	5
2021	13.87	0.11	(f)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(f)	3.64	0.92	(g)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		—	(0.12)	0.00	13.87	19.19	28	0.48		4.40	0.91		22
Class I
2024	$12.55	$0.16		$(0.93)	$(0.77)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$11.70	(6.11)%	$2,284	1.27%		4.10%	0.92	%(e)	4%
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77	0.93	(e)	6
2022	16.18	0.19	(f)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(f)	3.39	0.92	(e)(g)	5
2021	15.85	0.14	(f)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(f)	2.64	0.92	(g)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		—	(0.12)	0.00	15.85	19.11	4,342	0.39		3.40	0.91		22

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $194,610, $251,208, $205,704, $216,306, and $210,061 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.91%, and 0.90% for each Class for the years ended December 31, 2024, 2023, 2022, and 2020. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended December 31, 2024 and 2023, if credits had not been received, the expense ratios would have been 0.94% and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was no material impact to the expense ratios.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(g)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Notes to Financial Statements

1. Organization. The Gabelli International Small Cap Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,036,490	—	$5,036,490
Preferred Stocks (a)	86,701	—	86,701
U.S. Government Obligations	—	$174,283	174,283
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,123,191	$174,283	$5,297,474

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, no reclassifications were made in the Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$27,937	$108,848
Return of capital	9,459	—
Total distributions paid	$37,396	$108,848

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(647,524)
Net unrealized depreciation on investments and foreign currency translations	(120,598)
Total	$(768,122)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of December 31, 2024, the Fund has a short term capital loss carryforward with no expiration of $36,314 and a long term capital loss carryforward with no expiration of $611,210.

At December 31, 2024, the temporary differences between book basis and tax basis unrealized depreciation were primarily due to mark-to-market adjustments on investments in passive foreign investment companies, and adjustments on the sale of securities no longer deemed passive foreign investment companies.

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$5,417,598	$1,032,424	$(1,152,548)	$(120,124)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2024, the Adviser reimbursed the Fund in the amount of $194,610. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $445,818:

For the year ended December 31, 2023, expiring December 31, 2025	$251,208
For the year ended December 31, 2024, expiring December 31, 2026	194,610
$445,818

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $244,879 and $1,090,386, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2024.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,408.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2024, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,541	$30,591	2,701	$32,793
Shares issued upon reinvestment of distributions	1,813	20,721	5,468	67,259
Shares redeemed	(78,477)	(954,793)	(40,962)	(497,686)
Net decrease	(74,123)	$(903,481)	(32,793)	$(397,634)
Class A
Shares issued upon reinvestment of distributions	15	$168	72	$879
Shares redeemed	(2,237)	(27,662)	(10)	(113)
Net increase/(decrease)	(2,222)	$(27,494)	62	$766
Class C
Shares issued upon reinvestment of distributions	6	$58	13	$144
Shares redeemed	(2)	(15)	(1)	(15)
Net increase	4	$43	12	$129
Class I
Shares sold	25,852	$313,315	42,708	$531,641
Shares issued upon reinvestment of distributions	1,318	15,476	3,011	38,059
Shares redeemed	(21,523)	(261,159)	(72,369)	(904,578)
Net increase/(decrease)	5,647	$67,632	(26,650)	$(334,878)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli International Small Cap Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli International Small Cap Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli International Small Cap Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

16

The Gabelli International Small Cap Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli International Small Cap Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions of $0.062155268 and return of capital distributions of $0.021044732 per share to shareholders in each Class of Shares. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 5.96% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. Also during 2024, the Fund passed through foreign tax credits of $0.02752336 per share to each Class of Shares.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 7.63%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 3.3%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q424AR

GABELLI
FUNDS

THE GABELLI INTERNATIONAL SMALL CAP FUND

Annual Report
December 31, 2024

The Gabelli Global Mini MitesTM Fund

Annual Report — December 31, 2024

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was 10.9% compared with a total return of 8.6% for the S&P Developed SmallCap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Global Mini Mites Fund

Diversified Industrial	19.8%
U.S. Government Obligations	14.6%
Health Care	6.7%
Consumer Products	6.4%
Equipment and Supplies	6.0%
Entertainment	4.9%
Machinery	4.6%
Aerospace and Defense	3.8%
Business Services	2.9%
Food and Beverage	2.9%
Hotels and Gaming	2.8%
Automotive: Parts and Accessories	2.8%
Retail	2.5%
Specialty Chemicals	2.2%
Metals and Mining	2.1%
Publishing	2.1%
Financial Services	1.8%
Energy and Utilities	1.6%
Building and Construction	1.6%
Broadcasting	1.6%
Agriculture	1.3%
Consumer Services	1.2%
Real Estate	0.8%
Cable and Satellite	0.8%
Computer Software and Services	0.7%
Electronics	0.2%
Wireless Telecommunications Services	0.1%
Telecommunications	0.0%*
Other Assets and Liabilities (Net)	1.2%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Mini Mites Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 84.2%
	Aerospace and Defense — 3.8%
500	Astronics Corp.†	$8,165	$7,980
3,300	Astronics Corp., Cl. B†	52,925	53,014
12,500	Avio SpA	138,124	179,979
1,000	CPI Aerostructures Inc.†	2,388	4,050
4,000	Innovative Solutions and Support Inc.†	27,868	34,160
6,500	Redwire Corp.†	39,528	106,990
4,800	Triumph Group Inc.†	50,133	89,568
		319,131	475,741
	Agriculture — 1.3%
5,800	Limoneira Co.	87,118	141,868
3,501	S&W Seed Co.†	53,824	27,900
		140,942	169,768
	Automotive: Parts and Accessories — 2.8%
12,500	Garrett Motion Inc.†	68,625	112,875
1,500	Motorcar Parts of America Inc.†	12,282	11,400
700	Smart Eye AB†	5,647	3,878
1,500	Standard Motor Products Inc.	46,076	46,470
4,300	Strattec Security Corp.†	91,323	177,160
		223,953	351,783
	Broadcasting — 1.6%
6,500	Beasley Broadcast Group Inc., Cl. A†	100,330	60,320
107,000	Corus Entertainment Inc., Cl. B†	109,217	6,699
8,000	Cumulus Media Inc., Cl. A†	26,506	5,224
14,000	Townsquare Media Inc., Cl. A	137,077	127,260
		373,130	199,503
	Building and Construction — 1.6%
59,026	Armstrong Flooring Inc.†	5,515	0
7,200	Gencor Industries Inc.†	72,293	127,080
1,925	Neinor Homes SA	24,184	33,699
200	The Monarch Cement Co.	11,234	43,668
		113,226	204,447
	Business Services — 2.9%
400	Boston Omaha Corp., Cl. A†	6,934	5,672
5,400	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	6,512
600	Du-Art Film Laboratories Inc., Voting†(a)	0	724
4,000	Ework Group AB	33,432	51,772
3,615	Magnera Corp.†	154,129	65,692
1,000	MIND Technology Inc.†	5,335	7,940
11,500	Steel Connect Inc.†	100,954	143,405
Shares		Cost	Market Value
13,000	TransAct Technologies Inc.†	$79,224	$53,170
80,002	Trans-Lux Corp.†	24,496	33,921
		404,504	368,808
	Cable and Satellite — 0.8%
19,000	WideOpenWest Inc.†	63,888	94,240

	Computer Software and Services — 0.7%
17,000	Alithya Group Inc., Cl. A†	39,637	17,595
900	Asetek A/S†	706	320
500	Daktronics Inc.†	4,035	8,430
4,000	NextNav Inc.†	11,169	62,240
60,000	Pacific Online Ltd.	12,359	2,356
		67,906	90,941
	Consumer Products — 6.4%
10,000	American Outdoor Brands Inc.†	87,230	152,400
2,000	Aspen Group Inc.†	244	323
55,000	Clarus Corp.	305,409	248,050
600	CompX International Inc.	8,618	15,690
650,000	Goodbaby International Holdings Ltd.†	61,273	74,485
3,200	HG Holdings Inc.†	28,992	15,584
3,500	Lifecore Biomedical Inc.†	23,242	26,005
12,000	Lifetime Brands Inc.	71,355	70,920
3,000	Marine Products Corp.	35,678	27,510
4,900	Nobility Homes Inc.	142,126	161,700
100	Oil-Dri Corp. of America	2,550	8,764
71,000	Playmates Holdings Ltd.	10,621	5,211
		777,338	806,642
	Consumer Services — 1.2%
270,000	Tribal Group plc	236,981	156,838

	Diversified Industrial — 19.8%
122,000	Ampco-Pittsburgh Corp.†	411,462	254,980
12,400	Arq Inc.†	23,301	93,868
9,500	Ascent Industries Co.†	93,840	106,210
1,000	Burnham Holdings Inc., Cl. A	13,820	13,900
20,500	Commercial Vehicle Group Inc.†	140,342	50,840
500	Core Molding Technologies Inc.†	5,890	8,270
31,000	Fluence Corp. Ltd.†	7,941	1,382
2,200	Graham Corp.†	16,345	97,834
3,000	INNOVATE Corp.†	27,347	14,820
44,000	Intevac Inc.†	221,234	149,600
20,000	Myers Industries Inc.	307,124	220,800
11,700	Park-Ohio Holdings Corp.	209,448	307,359
3,000	Perma-Fix Environmental Services Inc.†	35,742	33,210

See accompanying notes to financial statements.

3

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
2,000	Quest Resource Holding Corp.†	$18,917	$13,000
2,900	Servotronics Inc.†	33,957	31,668
115,000	Tredegar Corp.†	682,844	883,200
30,000	Velan Inc.†	117,469	225,399
		2,367,023	2,506,340
	Electronics — 0.2%
200	Bel Fuse Inc., Cl. B	2,432	16,494
1,000	Kopin Corp.†	1,585	1,360
300	Ultralife Corp.†	3,165	2,235
		7,182	20,089
	Energy and Utilities — 1.6%
2,900	Capstone Green Energy Corp.†	12,681	609
400	Consolidated Water Co. Ltd.	4,084	10,356
1,800	DMC Global Inc.†	20,771	13,230
4,500	Innovex International Inc.†	92,573	62,865
6,000	RGC Resources Inc.	115,807	120,360
		245,916	207,420
	Entertainment — 4.9%
65,000	Entravision Communications Corp., Cl. A	189,651	152,750
25,000	Inspired Entertainment Inc.†	247,625	226,250
85,000	Ollamani SAB†	158,616	144,310
20,000	Reading International Inc., Cl. A†	77,056	26,400
6,000	Reservoir Media Inc.†	41,793	54,300
10,000	Sportech plc†(a)	37,134	10,516
		751,875	614,526
	Equipment and Supplies — 6.0%
15,200	Applied Optoelectronics Inc.†	47,353	560,272
4,000	Ilika plc†	2,231	1,077
3,200	The Eastern Co.	70,001	84,928
8,000	Titan Machinery Inc.†	144,366	113,040
		263,951	759,317
	Financial Services — 1.8%
200,000	GAM Holding AG†	63,160	19,326
700	OceanFirst Financial Corp.	10,321	12,670
4,500	Steel Partners Holdings LP†	50,888	191,520
4,500	Tiny Ltd.†	10,229	5,103
		134,598	228,619
	Food and Beverage — 2.9%
155,000	China Foods Ltd.	51,379	49,893
5,000	Corby Spirit and Wine Ltd., Cl. A	60,487	43,619
40,000	Farmer Brothers Co.†	201,502	72,000
Shares		Cost	Market Value
2,500	Lifeway Foods Inc.†	$41,027	$62,000
1,700	Nathan’s Famous Inc.	97,346	133,637
		451,741	361,149
	Health Care — 6.7%
45,000	Accuray Inc.†	133,928	89,100
40,000	Achaogen Inc.†(a)	488	0
5,000	Axogen Inc.†	39,137	82,400
18,000	Cutera Inc.†	35,515	6,352
400	Daxor Corp.†	4,127	3,066
9,200	Electromed Inc.†	95,377	271,860
3,000	GRAIL Inc.†	45,727	53,550
65,000	Harvard Bioscience Inc.†	205,432	137,150
8,000	Neuronetics Inc.†	14,920	12,880
2,900	Oncimmune Holdings plc†	3,575	521
1,600	Option Care Health Inc.†	15,886	37,120
1,300	Tristel plc	4,856	6,917
200	Utah Medical Products Inc.	13,410	12,294
10,000	Zimvie Inc.†	150,101	139,500
		762,479	852,710
	Hotels and Gaming — 2.8%
3,800	Canterbury Park Holding Corp.	49,727	79,838
17,000	Full House Resorts Inc.†	89,894	69,360
7,000	Genius Sports Ltd.†	38,648	60,550
6,700	The Marcus Corp.	91,803	144,050
		270,072	353,798
	Machinery — 4.6%
6,000	CFT SpA†(a)	33,163	28,589
12,500	L.B. Foster Co., Cl. A†	166,957	336,250
19,000	Twin Disc Inc.	202,970	223,250
		403,090	588,089
	Metals and Mining — 2.1%
5,000	5E Advanced Materials Inc.†	7,350	3,200
65,000	NN Inc.†	211,584	212,550
20,000	Sierra Metals Inc.†	6,129	11,360
40,000	Western Copper & Gold Corp.†	66,663	42,000
		291,726	269,110
	Publishing — 2.1%
2,000	DallasNews Corp.	7,902	14,860
17,000	Lee Enterprises Inc.†	170,820	251,260
		178,722	266,120
	Real Estate — 0.8%
45,000	Corem Property Group AB, Cl. B	103,545	27,210
7,507	Gyrodyne LLC†	61,771	71,016
20,000	Trinity Place Holdings Inc.†	8,725	1,338
		174,041	99,564

See accompanying notes to financial statements.

4

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 2.5%
4,000	Bassett Furniture Industries Inc.	$63,360	$55,320
24,000	Sportsman’s Warehouse Holdings Inc.†	71,471	64,080
6,300	Village Super Market Inc., Cl. A	143,690	200,907
		278,521	320,307
	Specialty Chemicals — 2.2%
17,000	American Vanguard Corp.	237,694	78,710
1,000	Loop Industries Inc.†	2,989	1,200
33,000	Treatt plc	192,279	201,193
		432,962	281,103
	Telecommunications — 0.0%
700	Bittium Oyj	4,945	4,612

	Wireless Telecommunications Services — 0.1%
22,877	NII Holdings Inc., Escrow†	442	8,007

	TOTAL COMMON STOCKS	9,740,285	10,659,591

	RIGHTS — 0.0%
	Health Care — 0.0%
16,000	Epizyme Inc., CVR†	0	320
30,000	Paratek Pharmaceuticals Inc., CVR†	0	600
	TOTAL RIGHTS	0	920

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	30,056	3,960

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 14.6%
$1,860,000	U.S. Treasury Bills, 4.235% to 4.522%††, 01/02/25 to 05/22/25	1,843,581	1,844,407

	TOTAL INVESTMENTS — 98.8%	$11,613,922	12,508,878

	Other Assets and Liabilities (Net) — 1.2%		155,758

	NET ASSETS — 100.0%		$12,664,636

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right

Geographic Diversification	% of Market Value	Market Value
United States	87.7%	$10,969,420
Europe	7.2	899,872
Canada	2.8	352,975
Latin America	1.2	154,666
Asia/Pacific	1.1	131,945
	100.0%	$12,508,878

See accompanying notes to financial statements.

5

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $11,613,922)	$12,508,878
Receivable for Fund shares sold	239,999
Dividends receivable	3,566
Prepaid expenses	8,335
Total Assets	12,760,778
Liabilities:
Payable to bank	25,519
Payable for investment advisory fees	15,741
Payable for distribution fees	40
Payable for legal and audit fees	30,799
Payable for shareholder communications	16,800
Other accrued expenses	7,243
Total Liabilities	96,142
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,143,008 shares outstanding)	$12,664,636

Net Assets Consist of:
Paid-in capital	$11,897,162
Total distributable earnings	767,474
Net Assets	$12,664,636

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($102,365 ÷ 9,239 shares outstanding; 75,000,000 shares authorized)	$11.08
Class A:
Net Asset Value and redemption price per share ($17,173 ÷ 1,550 shares outstanding; 50,000,000 shares authorized)	$11.08
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.76
Class C:
Net Asset Value and redemption price per share ($17,044 ÷ 1,545 shares outstanding; 25,000,000 shares authorized)	$11.03
Class I:
Net Asset Value, offering, and redemption price per share ($12,528,054 ÷ 1,130,674 shares outstanding; 25,000,000 shares authorized)	$11.08

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $1,513)	$98,718
Interest	113,403
Total Investment Income	212,121
Expenses:
Investment advisory fees	113,694
Distribution fees - Class AAA	232
Distribution fees - Class A	39
Distribution fees - Class C	155
Registration expenses	59,462
Legal and audit fees	45,813
Shareholder communications expenses	23,114
Shareholder services fees	12,492
Custodian fees	2,852
Directors’ fees	2,067
Miscellaneous expenses	11,617
Total Expenses	271,537
Less:
Expense reimbursements (See Note 3)	(167,739)
Expenses paid indirectly by broker (See Note 6)	(1,474)
Total Reimbursements and Credits	(169,213)
Net Expenses	102,324
Net Investment Income	109,797

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	920,968
Net realized gain on foreign currency transactions	164
Net realized gain on investments and foreign currency transactions	921,132
Net change in unrealized appreciation/depreciation:
on investments	165,841
on foreign currency translations	1
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	165,842
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,086,974
Net Increase in Net Assets Resulting from Operations	$1,196,771

See accompanying notes to financial statements.

6

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$109,797	$59,359
Net realized gain on investments and foreign currency transactions	921,132	987,265
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	165,842	1,667,229
Net Increase in Net Assets Resulting from Operations	1,196,771	2,713,853

Distributions to Shareholders:
Accumulated earnings
Class AAA	(8,473)	(9,263)
Class A	(1,421)	(1,554)
Class C	(1,411)	(1,543)
Class I	(1,020,792)	(1,060,429)
Total Distributions to Shareholders	(1,032,097)	(1,072,789)

Capital Share Transactions:
Class AAA	8,473	9,263
Class A	1,421	1,554
Class C	1,411	1,543
Class I	937,980	3,368,510
Net Increase in Net Assets from Capital Share Transactions	949,285	3,380,870

Redemption Fees	2	—

Net Increase in Net Assets	1,113,961	5,021,934

Net Assets:
Beginning of year	11,550,675	6,528,741
End of year	$12,664,636	$11,550,675

See accompanying notes to financial statements.

7

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$10.90	$0.11	$1.07	$1.18	$(0.11)	$(0.89)	$(1.00)	$0.00	$11.08	10.88%	$103	0.96%	2.63%	0.90%		26%
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52	3.40	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)	3.49	0.90	(f)	79
2020	9.26	0.05	1.42	1.47	(0.06)	—	(0.06)	—	10.67	15.87	120	0.61	9.40	0.90		63
Class A
2024	$10.89	$0.11	$1.08	$1.19	$(0.11)	$(0.89)	$(1.00)	$—	$11.08	10.98%	$17	0.96%	2.63%	0.90%		26%
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52	3.40	0.90	(e)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)	3.49	0.90	(f)	79
2020	9.26	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.66	15.76	11	0.66	9.40	0.90		63
Class C
2024	$10.85	$0.11	$1.07	$1.18	$(0.11)	$(0.89)	$(1.00)	$—	$11.03	10.89%	$17	0.96%	3.38%	0.90%		26%
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74	4.12	0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52	4.15	0.90	(e)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)	4.24	0.90	(f)	79
2020	9.23	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.63	15.81	11	0.66	10.15	0.90		63
Class I
2024	$10.90	$0.11	$1.07	$1.18	$(0.11)	$(0.89)	$(1.00)	$0.00	$11.08	10.88%	$12,528	0.97%	2.38%	0.90%		26%
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74	3.12	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52	3.15	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)	3.24	0.90	(f)	79
2020	9.26	0.09	1.38	1.47	(0.06)	—	(0.06)	—	10.67	15.87	3,922	1.11	9.15	0.90		63

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $167,739, $176,163, $148,978, $147,312, and $163,109 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the years ended December 31, 2024, 2023, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.
(e)	The Fund incurred interest expense. For the year ended December 31, 2022, the impact was minimal.
(f)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no material impact on the expense ratios.

See accompanying notes to financial statements.

8

The Gabelli Global Mini Mites Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Mini Mites Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$327,651	$33,921	$7,236	$368,808
Computer Software and Services	90,621	320	—	90,941
Consumer Products	791,058	15,584	—	806,642
Diversified Industrial	2,474,672	31,668	—	2,506,340
Energy and Utilities	206,811	609	—	207,420
Entertainment	604,010	—	10,516	614,526
Health Care	852,710	—	0	852,710
Machinery	559,500	—	28,589	588,089
Real Estate	28,548	71,016	—	99,564
Wireless Telecommunications Services	—	8,007	—	8,007
Other Industries (b)	4,516,544	—	—	4,516,544
Total Common Stocks	10,452,125	161,125	46,341	10,659,591
Rights (b)	—	920	—	920
Warrants (b)	3,960	—	—	3,960
U.S. Government Obligations	—	1,844,407	—	1,844,407
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,456,085	$2,006,452	$46,341	$12,508,878

10

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

11

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency

12

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV per share of the Fund. For the year ended December 31, 2024, no reclassifications were made in the Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$166,654	$529,059
Net long term capital gains	865,443	543,730
Total distributions paid	$1,032,097	$1,072,789

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$3,796
Undistributed long term capital gains	25,889
Net unrealized appreciation on investments and foreign currency translations	737,789
Total	$767,474

At December 31, 2024, the temporary difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$11,771,089	$2,825,506	$(2,087,717)	$737,789

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was

13

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2024, the Adviser reimbursed the Fund in the amount of $167,739. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses (continuing the same foregoing exclusions as above) of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $343,902:

For the year ended December 31, 2023, expiring December 31, 2025	$176,163
For the year ended December 31, 2024, expiring December 31, 2026	167,739
$343,902

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $3,776,774 and $2,437,953, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $4,164 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,474.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2024.

14

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2024, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares issued upon reinvestment of distributions	770	$8,473	838	$9,263
Net increase	770	$8,473	838	$9,263
Class A
Shares issued upon reinvestment of distributions	128	$1,421	141	$1,554
Net increase	128	$1,421	141	$1,554
Class C
Shares issued upon reinvestment of distributions	129	$1,411	140	$1,543
Net increase	129	$1,411	140	$1,543
Class I
Shares sold	231,041	$2,540,433	244,596	$2,652,277
Shares issued upon reinvestment of distributions	92,374	1,017,958	95,556	1,055,891
Shares redeemed	(241,330)	(2,620,411)	(31,989)	(339,658)
Net increase	82,085	$937,980	308,163	$3,368,510

15

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

9. Significant Shareholder. As of December 31, 2024, approximately 57.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

16

The Gabelli Global Mini Mites Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Mini Mites Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Global Mini Mites Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

17

The Gabelli Global Mini Mites Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

The Gabelli Global Mini Mites Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.1615, $0.1615, $0.1613, and $0.1615 per share for Class AAA, Class A, Class C, and Class I, respectively, and long term capital gains totaling $865,443, or the maximum allowable. For the year ended December 31, 2024, 45.15% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 55.8% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 60.51% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004. Also for the year of 2024, the Fund did not have foreign tax credits.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during 2024 which was derived from U.S. Treasury securities was 34.2%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 14.6%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q424AR

GABELLI
FUNDS

THE GABELLI GLOBAL MINI MITES™ FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$18.68	$0.13	(e)	$4.06	$4.19	$(0.49)	$(0.76)	$(0.19)	$(1.44)	$0.00	$21.43	$22.35%	$52,559		0.60	%(e)	1.73%	0.90%		11%
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90	0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81	0.97	(f)	17
2021	22.18	0.56	(e)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(e)	1.65	0.90	(f)(g)	26
2020	19.64	0.11	(e)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.42	67,239		0.57	(e)	1.77	0.90	(g)	41
Class A
2024	$18.87	$0.13	(e)	$4.09	$4.22	$(0.50)	$(0.76)	$(0.19)	$(1.45)	$0.00	$21.64	$22.27%	$234		0.60	%(e)	1.73%	0.90%		11%
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90	0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81	0.97	(f)	17
2021	22.38	0.56	(e)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(e)	1.65	0.90	(f)(g)	26
2020	19.81	0.11	(e)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.43	422		0.59	(e)	1.77	0.90	(g)	41
Class C
2024	$18.47	$0.12	(e)	$4.02	$4.14	$(0.49)	$(0.76)	$(0.18)	$(1.43)	$—	$21.18	$22.34%	$0	(h)	0.57	%(e)	2.48%	0.90%		11%
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(h)	0.38		2.64	0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(h)	0.12		2.56	0.97	(f)	17
2021	21.59	0.64	(e)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(e)	2.40	0.91	(f)(g)	26
2020	19.13	0.10	(e)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.44	49		0.54	(e)	2.52	0.90	(g)	41
Class I
2024	$18.62	$0.12	(e)	$4.05	$4.17	$(0.49)	$(0.76)	$(0.19)	$(1.44)	$0.00	$21.35	$22.30%	$12,511		0.59	%(e)	1.48%	0.90%		11%
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65	0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56	0.97	(f)	17
2021	22.11	0.55	(e)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(e)	1.40	0.90	(f)(g)	26
2020	19.58	0.11	(e)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.42	13,931		0.58	(e)	1.52	0.90	(g)	41

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $494,883, $527,312, $490,627, $589,925, and $591,218 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each Class for the years ended December 31, 2023 and 2022, respectively. For the years ended December 31, 2024, 2021, and 2020, the effect of interest expense was minimal.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07, $0.05, and $0.09 (Class AAA), $0.08, $0.04, and $0.09 (Class A), $0.07, $0.15, and $0.08 (Class C), and $0.07, $0.05, and $0.09 (Class I), and the net investment income ratios would have been 0.35%, 0.20%, and 0.45% (Class AAA), 0.36%, 0.18%, and 0.47% (Class A), 0.33%, 0.63%, and 0.41% (Class C), and 0.35%, 0.20%, and 0.46% (Class I) for the years ended December 31, 2024, 2021, and 2020, respectively.
(f)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021 and 2020, there was no material impact to the expense ratios.
(h)	Actual number of shares outstanding is 10.02, 10.02, and 0.02 for the years ended December 31, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Loss	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024	$45.77	$(0.11)	$13.74	$13.63	$(0.06)		$(1.30)	$(0.05)		$(1.41)	$0.00	$57.99	29.71%	$105,995	(0.20)%	1.48%	0.90%		26%
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)	1.61	0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)	1.52	0.90	(d)(e)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)	1.50	0.91	(d)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)		(1.02)	—		(1.11)	0.00	47.04	35.43	115,210	(0.14)	1.57	0.90		50
Class A
2024	$45.74	$(0.11)	$13.73	$13.62	$(0.06)		$(1.30)	$(0.05)		$(1.41)	$0.00	$57.95	29.71%	$5,613	(0.20)%	1.48%	0.90%		26%
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)	1.61	0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)	1.52	0.90	(d)(e)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)	1.50	0.91	(d)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)		(1.02)	—		(1.11)	0.00	47.01	35.38	4,804	(0.12)	1.57	0.90		50
Class C
2024	$36.88	$(0.09)	$11.07	$10.98	$(0.06)		$(1.04)	$(0.05)		$(1.15)	$0.00	$46.71	29.72%	$875	(0.19)%	2.23%	0.90%		26%
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)	2.36	0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)	2.27	0.90	(d)(e)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)	2.25	0.91	(d)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)		(1.02)	—		(1.11)	0.00	38.30	35.41	2,376	(0.12)	2.32	0.90		50
Class I
2024	$47.00	$(0.11)	$14.10	$13.99	$(0.06)		$(1.33)	$(0.05)		$(1.44)	$0.00	$59.55	29.71%	$77,841	(0.20)%	1.23%	0.90%		26%
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)	1.36	0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)	1.27	0.90	(d)(e)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)	1.25	0.91	(d)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)		(1.02)	—		(1.11)	0.00	48.23	35.39	70,888	(0.18)	1.32	0.90		50

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $854,439, $882,743, $880,676, $1,048,506, and $876,253 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)(e)	Portfolio Turnover Rate
Class AAA
2024	$30.30	$0.44		$0.18	$0.62	$(0.71)	$(0.20)	$(0.01)	$(0.92)	$—	$30.00	2.07%	$2,449	1.42%		1.61%	0.90%	7%
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71	0.90	9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65	0.90	11
2021	29.04	0.39	(f)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(f)	1.62	0.90	10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72	0.90	8
Class A
2024	$30.36	$0.46		$0.17	$0.63	$(0.71)	$(0.21)	$(0.01)	$(0.93)	$—	$30.06	2.06%	$840	1.50%		1.61%	0.90%	7%
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71	0.90	9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65	0.90	11
2021	29.10	0.39	(f)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(f)	1.62	0.90	10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72	0.90	8
Class C
2024	$25.14	$0.36		$0.16	$0.52	$(0.71)	$(0.17)	$(0.01)	$(0.89)	$—	$24.77	2.06%	$299	1.40%		2.36%	0.90%	7%
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46	0.90	9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40	0.90	11
2021	24.30	0.34	(f)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(f)	2.38	0.90	10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47	0.90	8
Class I
2024	$30.43	$0.48		$0.14	$0.62	$(0.71)	$(0.21)	$(0.01)	$(0.93)	$—	$30.12	2.03%	$61,116	1.56%		1.36%	0.90%	7%
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46	0.90	9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40	0.90	11
2021	29.15	0.39	(f)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(f)	1.37	0.90	10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47	0.90	8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $282,552, $357,890, $295,664, $311,048, and $295,855 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (1.40%) (Class C), 0.58% (Class I), for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$12.21	$0.15		$(0.89)	$(0.74)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$11.39	(6.04)%	$2,895	1.28%		4.35%	0.92	%(e)	4%
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02	0.93	(e)	6
2022	15.75	0.18	(f)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(f)	3.64	0.92	(e)(g)	5
2021	15.44	0.13	(f)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(f)	2.89	0.92	(g)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		—	(0.12)	0.00	15.44	19.16	6,617	0.51		3.65	0.91		22
Class A
2024	$12.18	$0.16		$(0.90)	$(0.74)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$11.36	(6.05)%	$23	1.36%		4.35%	0.92	%(e)	4%
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02	0.93	(e)	6
2022	15.72	0.17	(f)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(f)	3.64	0.92	(e)(g)	5
2021	15.40	0.13	(f)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(f)	2.89	0.92	(g)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		—	(0.12)	0.00	15.40	19.13	101	0.50		3.65	0.91		22
Class C
2024	$10.92	$0.14		$(0.81)	$(0.67)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$10.17	(6.11)%	$7	1.26%		5.10%	0.92	%(e)	4%
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77	0.93	(e)	6
2022	14.12	0.15	(f)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(f)	4.39	0.92	(e)(g)	5
2021	13.87	0.11	(f)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(f)	3.64	0.92	(g)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		—	(0.12)	0.00	13.87	19.19	28	0.48		4.40	0.91		22
Class I
2024	$12.55	$0.16		$(0.93)	$(0.77)	$(0.06)	$—		$(0.02)	$(0.08)	$0.00	$11.70	(6.11)%	$2,284	1.27%		4.10%	0.92	%(e)	4%
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77	0.93	(e)	6
2022	16.18	0.19	(f)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(f)	3.39	0.92	(e)(g)	5
2021	15.85	0.14	(f)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(f)	2.64	0.92	(g)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		—	(0.12)	0.00	15.85	19.11	4,342	0.39		3.40	0.91		22

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $194,610, $251,208, $205,704, $216,306, and $210,061 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.91%, and 0.90% for each Class for the years ended December 31, 2024, 2023, 2022, and 2020. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended December 31, 2024 and 2023, if credits had not been received, the expense ratios would have been 0.94% and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was no material impact to the expense ratios.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(g)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of year	Total Return†	Net Assets, End of year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024	$10.90	$0.11	$1.07	$1.18	$(0.11)	$(0.89)	$(1.00)	$0.00	$11.08	10.88%	$103	0.96%	2.63%	0.90%		26%
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52	3.40	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)	3.49	0.90	(f)	79
2020	9.26	0.05	1.42	1.47	(0.06)	—	(0.06)	—	10.67	15.87	120	0.61	9.40	0.90		63
Class A
2024	$10.89	$0.11	$1.08	$1.19	$(0.11)	$(0.89)	$(1.00)	$—	$11.08	10.98%	$17	0.96%	2.63%	0.90%		26%
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52	3.40	0.90	(e)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)	3.49	0.90	(f)	79
2020	9.26	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.66	15.76	11	0.66	9.40	0.90		63
Class C
2024	$10.85	$0.11	$1.07	$1.18	$(0.11)	$(0.89)	$(1.00)	$—	$11.03	10.89%	$17	0.96%	3.38%	0.90%		26%
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74	4.12	0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52	4.15	0.90	(e)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)	4.24	0.90	(f)	79
2020	9.23	0.05	1.41	1.46	(0.06)	—	(0.06)	—	10.63	15.81	11	0.66	10.15	0.90		63
Class I
2024	$10.90	$0.11	$1.07	$1.18	$(0.11)	$(0.89)	$(1.00)	$0.00	$11.08	10.88%	$12,528	0.97%	2.38%	0.90%		26%
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74	3.12	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52	3.15	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)	3.24	0.90	(f)	79
2020	9.26	0.09	1.38	1.47	(0.06)	—	(0.06)	—	10.67	15.87	3,922	1.11	9.15	0.90		63

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $167,739, $176,163, $148,978, $147,312, and $163,109 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the years ended December 31, 2024, 2023, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.
(e)	The Fund incurred interest expense. For the year ended December 31, 2022, the impact was minimal.
(f)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open -End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$10,000
Anthony J. Colavita (deceased)	$10,064
Werner J. Roeder	$12,410
Anthonie C. van Ekris	$10,000
Salvatore J. Zizza	$14,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

During the six months ended December 31, 2024, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund (as of June 30, 2024) against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional telecommunication funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period and in the fourth quartile for the three-, five-, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one-year, three-year, and five-year periods, and in the fourth quintile for the ten-year period. The Independent Board Members discussed the modest improvement in the Fund’s performance and also recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge and noted the impact of the expense limitation agreement. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of four other telecommunications funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was slightly above the median in the Adviser Peer Group and in the second quintile in the Broadridge Expense Peer Group, and that the Fund’s size was generally smaller than average within both peer groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the modest improvement in the Fund’s performance and the steps the Adviser had taken to improve performance. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Global Growth Fund

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund (as of June 30, 2024) against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional global large cap growth funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year, three-year, five-year and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the three-year period and the third quintile for the one-year, five-year, and ten-year periods. The Independent Board Members discussed this comparative data and also recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of eight other global large cap growth funds selected by Broadridge, and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio was in the first quintile for the Broadridge peer group and the lowest in the Advisor peer group, but that the Fund’s size was below average within each peer group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

International Small Cap Fund

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund (as of June 30, 2024) against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional international small/mid-cap growth funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one-year, five-year, and ten-year periods, and in the third quartile for the three-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one-, three-, five- and ten-years periods. The Independent Board Members noted that at its current size, the Fund was not competitive among its peer group and encouraged the Adviser to continue to explore ways to increase the size of the Fund. The Independent Board Members also recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of ten other international small/mid-cap growth funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio after waivers was the lowest compared to the Adviser Peer Group, and the lowest compared to all of the funds included in the Broadridge Expense Peer Group. The Independent Board Members discussed how the Fund’s size was lower than average within both peer groups and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, an acceptable performance record, and good ancillary services. The Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Global Rising Income and Dividend Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund (as of June 30, 2024) against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional global equity income funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one, three, five, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one, three, and five -year periods, and in the fourth quintile for the ten-year period. The Independent Board Members recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nine other global equity income funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Board Members noted that the Fund’s total expense ratio was one of the lowest for the Adviser Peer Group and the lowest for the Broadridge Expense Peer Group and that, the Fund’s size was significantly lower than the average of the Adviser Peer Group, and lower than the average of the Broadridge Expense Peer Group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s historical underperformance and certain improved performance metrics. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were reasonable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Global Mini MitesTM Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short-term performance of the Fund (as of June 30, 2024) against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional global small/mid cap fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period, in the third quartile for the three-year period, and in in the second quartile for the five-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one, three, and five-year periods. The Independent Board Members noted that at its current size, the Fund was not competitive among its peer groups and encouraged the Adviser to continue to explore ways to increase the size of the Fund. The Independent Board Members discussed the Adviser’s comprehensive performance discussion earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nine other global small/mid cap funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Board Members noted that the Fund’s total expense ratio was the lowest for the Adviser Peer Group and the Broadridge Expense Peer Group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, and good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.